UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-6718

Dreyfus Investment Grade Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	7/31
Date of reporting period:	01/31/14

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus
Inflation Adjusted
Securities Fund

SEMIANNUAL REPORT January 31, 2014

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
12	Financial Highlights
15	Notes to Financial Statements
24	Proxy Results
FOR MORE INFORMATION
Back Cover

Dreyfus
Inflation Adjusted
Securities Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Inflation Adjusted Securities Fund, covering the six-month period from August 1, 2013, through January 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The reporting period proved to be a challenging time for the U.S. bond market. Accelerating economic growth and anticipation of a more moderately accommodative monetary policy took their toll on bond prices even as stocks climbed to new record highs. As a result, intermediate- and long-term U.S. government securities lost a degree of value, pushing the yield on 10-year U.S.Treasury securities above 3% for the first time in more than two years. Corporate-backed bonds generally fared better, as they tended to respond more to their issuers’ underlying credit quality than to changing interest rates.

We remain somewhat cautious regarding the U.S. bond market’s prospects over the months ahead.We expect the domestic economy to continue to strengthen over the next year, particularly if U.S. fiscal policy is less restrictive and short-term interest rates remain near historical lows, which could push long-term interest rates higher. However, our fixed-income investment teams report that they have continued to identify pockets of opportunity in the bond market, which suggests to us that a highly selective approach could produce favorable results for income-oriented investors in the months ahead. As always, we urge you to speak with your financial adviser to identify the investment strategies that are right for you.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
February 18, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of August 1, 2013, through January 31, 2014, as provided by Robert Bayston, CFA, David Horsfall, CFA, and Nate Pearson, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended January 31, 2014, Dreyfus Inflation Adjusted Securities Fund’s Class I shares produced a total return of –0.19%, the fund’s Investor shares returned –0.35%, and the fund’s Class Y shares returned –0.16%.1 In comparison, the fund’s benchmark, the Barclays U.S.Treasury Inflation Protected Securities Index (the “Index”), produced a total return of –0.09% for the same period.2

Treasury Inflation Protected Securities (“TIPS”) lost a degree of value over the reporting period as inflationary pressures remained muted even as long-term interest rates climbed in response to a more robust economic recovery and anticipation of a more moderately accommodative monetary policy from the Federal Reserve Board (the “Fed”). The fund’s returns were modestly lower than its benchmark after accounting for fund fees and expenses that are not reflected in the Index’s results.

The Fund’s Investment Approach

The fund seeks returns that exceed the rate of inflation.To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in inflation-indexed securities, which are fixed income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation.The fund invests primarily in high-quality, U.S. dollar-denominated, inflation-indexed securities. To a limited extent, the fund may invest in foreign currency-denominated, inflation-protected securities and other fixed income securities not adjusted for inflation, which are rated investment grade or the unrated equivalent determined by Dreyfus. These other securities may include U.S. government bonds and notes, corporate bonds, mortgage-related securities and asset-backed securities. The fund seeks to keep its average effective duration between two and ten years, and the fund may invest in securities of any maturity without restriction.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Shift in Fed Policy Sparked Market Volatility

The U.S. bond market experienced heightened volatility in the months prior to the reporting period, when relatively hawkish remarks by the Fed’s chairman signaled that monetary policymakers would back away from their quantitative easing program sooner than expected. Investors also grew concerned that a more robust economic recovery might rekindle dormant inflationary pressures. These developments sent long-term interest rates higher, while short-term rates remained anchored by an unchanged federal funds rate between 0% and 0.25%.

Bond prices generally stabilized over the summer as investors recognized that a pullback from quantitative easing did not necessarily portend higher short-term interest rates. Longer term bonds rallied in September and October when the Fed unexpectedly refrained from tapering its quantitative easing program. However, additional evidence of accelerating economic growth sparked renewed market volatility in November and December.The Fed implemented modest reductions of its bond purchasing program in December and January, which helped drive the yield of 10-year U.S. Treasury securities above 3% for the first time in more than two years.

These developments had a greater impact on TIPS than nominal U.S.Treasuries as subdued inflationary pressures further detracted from TIPS’ performance.According to the U.S. Department of Labor, the U.S. economy experienced a relatively benign inflation rate of 1.5% during 2013, down from 1.7% in 2012 and well below the 2.4% percent average annual increase over the last 10 years.

Market-Neutral Duration Produced Index-Like Returns

In this challenging environment, we remained fully invested in TIPS and we maintained a generally defensive interest-rate posture, keeping the fund’s average duration close to that of the benchmark. In addition, the market offered few opportunities to add value through the selection of individual securities as the entire TIPS market responded in the same ways to the strengthening U.S. economy and anticipated changes in Fed policy.

It also is worth noting that our market-neutral duration strategy helped the fund withstand the damaging effects of the forced selling of securities that affected other inflation-adjusted bond funds as investment capital flowed away from the asset class in a rising interest rate environment.

4

A Cautiously Optimistic Outlook

We have remained cautiously optimistic regarding the prospects for inflation-adjusted securities over the months ahead. We currently expect U.S. economic growth to accelerate moderately and the rate of inflation to rise modestly in 2014.Although some of the economy’s future gains already appear to be reflected in long-term interest rates, we expect rates to drift somewhat higher as economic headwinds wane. Consequently, just days before the end of the reporting period, we reduced the fund’s average duration to a position we consider mildly shorter than market averages. In our view, this is a prudent strategy as the U.S. economic recovery moves to the next phase of its cycle and the Fed shifts its focus from reducing unemployment to managing inflation.

February 18, 2014

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Interest payments on inflation-protected bonds will vary as the bond’s principal value is periodically adjusted based on the rate of inflation. If the index measuring inflation falls, the interest payable on these securities will be reduced. Any increase in the principal amount of an inflation-protected bond (which follows a rise in the relevant inflation index), will be considered taxable ordinary income, even though investors do not receive their principal until maturity. During periods of rising interest rates and flat or declining inflation rates, inflation-protected bonds can underperform. Inflation-protected bonds issued by corporations generally do not guarantee repayment of principal.

Investing internationally involves special risk, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. Investments in foreign currencies are subject to the risk that those currencies will decline in relative value to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.

The fund may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays U.S.Treasury Inflation Protected Securities Index is a sub-index of the U.S.Treasury component of the
Barclays U.S. Government Index. Securities in the Barclays U.S.Treasury Inflation Protected Securities Index are
dollar-denominated, non-convertible, publicly issued, fixed-rate, investment-grade (Moody’s Baa3 or better) U.S.
Treasury inflation notes, with at least one year to final maturity and at least $100 million par amount outstanding.
Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Inflation Adjusted Securities Fund from August 1, 2013 to January 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended January 31, 2014

	Class I Shares	Investor Shares	Class Y Shares
Expenses paid per $1,000†	$1.96	$3.57	$1.86
Ending value (after expenses)	$998.10	$996.50	$998.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended January 31, 2014

	Class I Shares	Investor Shares	Class Y Shares
Expenses paid per $1,000†	$1.99	$3.62	$1.89
Ending value (after expenses)	$1,023.24	$1,021.63	$1,023.34

† Expenses are equal to the fund’s annualized expense ratio of .39% for Class I Shares, .71% for Investor Shares and .37% for Class Y Shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

January 31, 2014 (Unaudited)

	Principal
Bonds and Notes—99.7%	Amount ($)		Value ($)
U.S. Treasury Inflation Protected Securities:
0.13%, 4/15/16	11,900,782	[a]	12,270,825
0.13%, 4/15/17	49,073,362	[a]	50,821,601
0.13%, 1/15/22	50,548,565	[a]	49,912,765
0.13%, 7/15/22	20,854,203	[a]	20,557,677
0.13%, 1/15/23	2,267,001	[a]	2,206,517
0.50%, 4/15/15	3,344,960	[a,b]	3,423,360
0.63%, 2/15/43	653,901	[a]	541,563
1.13%, 1/15/21	7,548,642	[a]	8,112,435
1.75%, 1/15/28	3,693,799	[a,b]	4,104,446
1.88%, 7/15/15	17,525,430	[a,b]	18,480,426
2.00%, 1/15/26	6,717,339	[a,b]	7,698,178
2.13%, 1/15/19	19,796,463	[a]	22,396,293
2.13%, 2/15/40	6,362,560	[a]	7,570,454
2.13%, 2/15/41	7,998,665	[a,b]	9,538,408
2.38%, 1/15/27	4,011,782	[a,b]	4,783,111
2.50%, 1/15/29	9,298,421	[a,b]	11,331,000
3.63%, 4/15/28	12,481,454	[a,b]	17,060,100
Total Bonds and Notes
(cost $252,017,201)			250,809,159

Other Investment—1.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $3,490,788)	3,490,788 [c]	3,490,788
Total Investments (cost $255,507,989)	101.1%	254,299,947
Liabilities, Less Cash and Receivables	(1.1%)	(2,887,630)
Net Assets	100.0%	251,412,317

a Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
b Security, or portion thereof, on loan.At January 31, 2014, the value of the fund’s securities on loan was
$54,446,009 and the value of the collateral held by the fund was $55,568,954, consisting of U.S. Government &
Agency securities.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
U.S. Government	99.7	Money Market Investment	1.4
			101.1

† Based on net assets.
See notes to financial statements.

The Fund	7

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2014 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $54,446,009)—Note 1(b):
Unaffiliated issuers		252,017,201	250,809,159
Affiliated issuers		3,490,788	3,490,788
Receivable for investment securities sold			7,079,888
Dividends, interest and securities lending income receivable			377,212
Receivable for shares of Common Stock subscribed			355,009
Prepaid expenses			41,851
			262,153,907
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)			87,994
Cash overdraft due to Custodian			251,565
Payable for investment securities purchased			10,280,744
Payable for shares of Common Stock redeemed			52,757
Accrued expenses			68,530
			10,741,590
Net Assets ($)			251,412,317
Composition of Net Assets ($):
Paid-in capital			264,555,385
Accumulated distributions in excess of investment income—net			(388,687)
Accumulated net realized gain (loss) on investments			(11,546,339)
Accumulated net unrealized appreciation
(depreciation) on investments			(1,208,042)
Net Assets ($)			251,412,317

Net Asset Value Per Share
	Class I Shares	Investor Shares	Class Y Shares
Net Assets ($)	222,286,349	29,124,973	995
Shares Outstanding	17,528,667	2,295,640	78.4
Net Asset Value Per Share ($)	12.68	12.69	12.69

See notes to financial statements.

8

STATEMENT OF OPERATIONS
Six Months Ended January 31, 2014 (Unaudited)

Investment Income ($):
Income:
Interest	1,654,045
Income from securities lending—Note 1(b)	19,233
Dividends;
Affiliated issuers	363
Total Income	1,673,641
Expenses:
Management fee—Note 3(a)	445,625
Shareholder servicing costs—Note 3(b)	71,966
Professional fees	32,080
Registration fees	25,940
Prospectus and shareholders’ reports	21,157
Custodian fees—Note 3(b)	13,504
Directors’ fees and expenses—Note 3(c)	7,512
Loan commitment fees—Note 2	1,992
Miscellaneous	13,423
Total Expenses	633,199
Less—reduction in fees due to earnings credits—Note 3(b)	(13)
Net Expenses	633,186
Investment Income—Net	1,040,455
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(6,478,504)
Net unrealized appreciation (depreciation) on investments	3,916,307
Net Realized and Unrealized Gain (Loss) on Investments	(2,562,197)
Net (Decrease) in Net Assets Resulting from Operations	(1,521,742)

See notes to financial statements.

The Fund	9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2014	Year Ended
	(Unaudited)	July 31, 2013[a]
Operations ($):
Investment income—net	1,040,455	6,791,308
Net realized gain (loss) on investments	(6,478,504)	3,715,512
Net unrealized appreciation
(depreciation) on investments	3,916,307	(33,604,926)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,521,742)	(23,098,106)
Dividends to Shareholders from ($):
Investment income—net:
Class I Shares	(2,057,256)	(6,459,592)
Investor Shares	(196,042)	(882,942)
Class Y Shares	(8)	(2)
Net realized gain on investments:
Class I Shares	—	(12,305,261)
Investor Shares	—	(2,160,396)
Total Dividends	(2,253,306)	(21,808,193)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class I Shares	26,564,165	120,651,016
Investor Shares	1,291,030	10,077,854
Class Y Shares	—	1,000
Dividends reinvested:
Class I Shares	620,229	9,413,116
Investor Shares	186,489	2,858,557
Cost of shares redeemed:
Class I Shares	(107,195,190)	(94,162,287)
Investor Shares	(8,534,869)	(33,707,106)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(87,068,146)	15,132,150
Total Increase (Decrease) in Net Assets	(90,843,194)	(29,774,149)
Net Assets ($):
Beginning of Period	342,255,511	372,029,660
End of Period	251,412,317	342,255,511
Undistributed (distributions in excess of)
investment income—net	(388,687)	824,164

10

	Six Months Ended
	January 31, 2014	Year Ended
	(Unaudited)	July 31, 2013[a]
Capital Share Transactions:
Class I
Shares sold	2,103,413	8,679,188
Shares issued for dividends reinvested	49,021	678,344
Shares redeemed	(8,497,478)	(6,917,561)
Net Increase (Decrease) in Shares Outstanding	(6,345,044)	2,439,971
Investor Shares
Shares sold	102,231	719,000
Shares issued for dividends reinvested	14,737	205,256
Shares redeemed	(675,229)	(2,442,630)
Net Increase (Decrease) in Shares Outstanding	(558,261)	(1,518,374)
Class Y
Shares sold	—	78.4

a Effective July 1, 2013, the existing Institutional Shares were redesignated as Class I shares and the fund commenced offering ClassY shares.

See notes to financial statements.

The Fund	11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
January 31, 2014			Year Ended July 31,
Class I Shares	(Unaudited)	2013 [a]	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	12.80	14.42	13.68	12.83	11.97	12.30
Investment Operations:
Investment income—net[b]	.05	.26	.34	.62	.37	.11
Net realized and unrealized
gain (loss) on investments	(.07)	(1.07)	.89	.76	.77	(.15)
Total from Investment Operations	(.02)	(.81)	1.23	1.38	1.14	(.04)
Distributions:
Dividends from
investment income—net	(.10)	(.28)	(.37)	(.50)	(.28)	(.19)
Dividends from net realized
gain on investments	—	(.53)	(.12)	(.03)	—	(.10)
Total Distributions	(.10)	(.81)	(.49)	(.53)	(.28)	(.29)
Net asset value, end of period	12.68	12.80	14.42	13.68	12.83	11.97
Total Return (%)	(.19)[c]	(6.01)	9.16	10.95	9.58	(.30)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.39 [d]	.37	.37	.40	.44	.55
Ratio of net expenses
to average net assets	.39 [d]	.37	.37	.40	.42	.30
Ratio of net investment income
to average net assets	.74 [d]	1.85	2.45	4.71	2.97	.98
Portfolio Turnover Rate	12.89 [c]	131.32	97.40	138.50	61.50	77.13
Net Assets, end of period
($ x 1,000)	222,286	305,695	308,977	206,693	105,864	24,577

a Effective July 1, 2013, the existing Institutional shares were redesignated as Class I shares.
b Based on average shares outstanding at each month end.
c Not annualized.
d Annualized.

See notes to financial statements.

12

Six Months Ended
January 31, 2014			Year Ended July 31,
Investor Shares	(Unaudited)	2013 [a]	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	12.81	14.42	13.68	12.83	11.98	12.30
Investment Operations:
Investment income—net[a]	.02	.20	.29	.51	.33	.08
Net realized and unrealized
gain (loss) on investments	(.07)	(1.05)	.89	.82	.76	(.14)
Total from Investment Operations	(.05)	(.85)	1.18	1.33	1.09	(.06)
Distributions:
Dividends from
investment income—net	(.07)	(.23)	(.32)	(.45)	(.24)	(.16)
Dividends from net realized
gain on investments	—	(.53)	(.12)	(.03)	—	(.10)
Total Distributions	(.07)	(.76)	(.44)	(.48)	(.24)	(.26)
Net asset value, end of period	12.69	12.81	14.42	13.68	12.83	11.98
Total Return (%)	(.35)[b]	(6.26)	8.80	10.60	9.23	(.54)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.71 [c]	.70	.70	.73	.79	.87
Ratio of net expenses
to average net assets	.71 [c]	.70	.70	.73	.71	.55
Ratio of net investment income
to average net assets	.40 [c]	1.40	2.05	3.90	2.63	.73
Portfolio Turnover Rate	12.89 [d]	131.32	97.40	138.50	61.50	77.13
Net Assets, end of period
($ x 1,000)	29,125	36,559	63,053	46,476	42,846	40,557

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	January 31, 2014	Year Ended
Class Y Shares	(Unaudited)	July 31, 2013[a]
Per Share Data ($):
Net asset value, beginning of period	12.81	12.76
Investment Operations:
Investment income—net[b]	.04	.03
Net realized and unrealized
gain (loss) on investments	(.06)	.05
Total from Investment Operations	(.02)	.08
Distributions:
Dividends from investment income—net	(.10)	(.03)
Net asset value, end of period	12.69	12.81
Total Return (%)[c]	(.16)	.60
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.37	.36
Ratio of net expenses to average net assets[d]	.37	.36
Ratio of net investment income
to average net assets[d]	.75	2.36
Portfolio Turnover Rate	12.89 [c]	131.32
Net Assets, end of period ($ x 1,000)	1	1

a	From July 1, 2013 (commencement of initial offering) to July 31, 2013.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Inflation Adjusted Securities Fund (the “fund”) is a separate diversified series of Dreyfus Investment Grade Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective is to seek returns that exceed the rate of inflation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.The fund is authorized to issue 1.1 billion shares of $.001 par value Common Stock. The fund currently offers three classes of shares: Class I (500 million shares authorized), Investor (500 million shares authorized) and Class Y (100 million shares authorized). Class I and Class Y shares are offered at net asset value generally to institutional investors. Investor Shares are subject to a Shareholder Services Plan fee. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of January 31, 2014, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding ClassY shares of the fund.

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

16

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

to values from dealers; and general market conditions.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of January 31, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	3,490,788	—	—	3,490,788
U.S. Treasury	—	250,809,159	—	250,809,159

At January 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses

18

from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended January 31, 2014,The Bank of New York Mellon earned $3,746 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended January 31, 2014 were as follows:

Affiliated
Investment	Value				Value		Net
Company	7/31/2013	($)	Purchases ($)	Sales ($)	1/31/2014	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	1,195,354		33,013,552	30,718,118	3,490,788		1.4

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended January 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended January 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended July 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2013 was as follows: ordinary income $10,714,597 and long-term capital gain $11,093,596. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York

20

Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended January 31, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .30% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, Investor shares pay the Distributor at an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2014, Investor Shares were charged $40,456 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended January 31, 2014, the fund was charged $6,304 for transfer agency services and $175 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $13.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended January 31, 2014, the fund was charged $13,504 pursuant to the custody agreement.

The fund compensated The Bank of New York Mellon under a cash management agreement that was in effect until September 30, 2013 for performing certain cash management services related to fund subscriptions and redemptions. During the period ended January 31, 2014, the fund was charged $19 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended January 31, 2014, the fund was charged $4,585 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $63,615, Shareholder Services Plan fees $6,217, custodian fees $9,589, Chief Compliance Officer fees $3,023 and transfer agency fees $5,550.

22

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended January 31, 2014, amounted to $38,012,457 and $125,792,487, respectively.

At January 31, 2014, accumulated net unrealized depreciation on investments was $1,208,042, consisting of $6,106,941 gross unrealized appreciation and $7,314,983 gross unrealized depreciation.

At January 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	23

PROXY RESULTS (Unaudited)

The Company held a special meeting of shareholders on December 6, 2013. The proposal considered at the meeting, and the results, are as follows:

		Shares
	Votes For		Authority Withheld
To elect additional Board Members:
Gordon J. Davis†	92,164,189		2,736,931
Isabel P. Dunst†	92,226,441		2,674,679
Robin A. Melvin†	92,297,291		2,603,829
Roslyn M. Watson†	92,350,150		2,550,970

† Each of the above Board Members were duly elected by shareholders at the fund’s December 6, 2013 shareholder
meeting.The election of Isabel P. Dunst, Robin A. Melvin and Roslyn M.Watson became effective January 1, 2014.
Gordon J. Davis was an existing Board member previously having been elected by the Company’s Board. In addition, Joseph S. DiMartino,Whitney I. Gerard, Nathan Leventhal and Benaree Pratt Wiley continue as Board
Members of the Company.

24

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Intermediate
Term Income Fund

SEMIANNUAL REPORT January 31, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
21	Statement of Financial Futures
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statement of Changes in Net Assets
27	Financial Highlights
31	Notes to Financial Statements
49	Proxy Results
FOR MORE INFORMATION
Back Cover

Dreyfus
Intermediate
Term Income Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Intermediate Term Income Fund, covering the six-month period from August 1, 2013, through January 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The reporting period proved to be a challenging time for the U.S. bond market. Accelerating economic growth and anticipation of a more moderately accommodative monetary policy took their toll on bond prices even as stocks climbed to new record highs.As a result, intermediate- and long-term U.S. government securities lost a degree of value, pushing the yield on 10-year U.S.Treasury securities above 3% for the first time in more than two years. Corporate-backed bonds generally fared better, as they tended to respond more to their issuers’ underlying credit quality than to changing interest rates.

We remain somewhat cautious regarding the U.S. bond market’s prospects over the months ahead.We expect the domestic economy to continue to strengthen over the next year, particularly if U.S. fiscal policy is less restrictive and short-term interest rates remain near historical lows, which could push long-term interest rates higher. However, our fixed-income investment teams report that they have continued to identify pockets of opportunity in the bond market, which suggests to us that a highly selective approach could produce favorable results for income-oriented investors in the months ahead. As always, we urge you to speak with your financial adviser to identify the investment strategies that are right for you.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
February 18, 2014

DISCUSSION OF FUND PERFORMANCE

For the period of August 1, 2013, through January 31, 2014, as provided by David Horsfall and David Bowser, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended January 31, 2014, Dreyfus Intermediate Term Income Fund’s Class A shares produced a total return of 2.22%, Class C shares returned 1.84%, Class I shares returned 2.31%, and Class Y shares returned 2.43%.1 In comparison, the fund’s benchmark, the Barclays U.S. Aggregate Bond Index, achieved a total return of 1.78% for the same period.2

The U.S. bond market encountered heightened volatility during the reporting period in response to a sustained economic recovery and anticipation of a more moderately accommodative monetary policy from the Federal Reserve Board (the “Fed”).The fund outperformed its benchmark, mainly due to strong security selections among residential mortgage-backed securities and overweighted exposure to corporate bonds, commercial mortgage-backed securities, and asset-backed securities.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income.To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities of U.S. and foreign issuers rated at least investment grade or the unrated equivalent as determined by Dreyfus.These securities include: U.S. government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, inflation-indexed securities, asset-backed securities, mortgage-related securities (including CMOs), and foreign bonds. Typically, the fund can be expected to have an average effective maturity ranging between five and 10 years, and an average effective duration ranging between three and eight years. For additional yield, the fund may invest up to 20% of its assets in fixed income securities rated below investment grade (“high yield” or “junk bonds”) to as low as Caa/CCC or the unrated equivalent as determined by Dreyfus. The fund will focus primarily on U.S. securities but may invest up to 30% of its total assets in fixed income securities of foreign issuers, including those of issuers in emerging markets.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Shift in Fed Policy Fueled Market Volatility

The U.S. bond market experienced heightened volatility in the months prior to the reporting period, when relatively hawkish remarks by the Fed’s chairman signaled that monetary policymakers would back away from their quantitative easing program sooner than expected. In addition, investors grew concerned that a more robust economic recovery might rekindle dormant inflationary pressures. These developments sent long-term interest rates higher, while short-term rates remained anchored by an unchanged federal funds rate between 0% and 0.25%.

Bond prices generally stabilized over the summer as investors recognized that a pullback from quantitative easing did not necessarily portend higher short-term interest rates. Longer term bonds rallied in September and October when the Fed unexpectedly refrained from tapering its quantitative easing program. However, additional evidence of accelerating economic growth sparked renewed market volatility in November and December.The Fed implemented modest reductions of its bond purchasing program in December and January, which helped drive the yield of 10-year U.S. Treasury securities above 3% for the first time in more than two years. Corporate- and asset-backed securities held up better than their government-issued counterparts as their underlying credit fundamentals continued to improve.

Allocation and Selection Strategies Buoyed Relative Results

The fund’s emphasis on some of the intermediate-term bond market’s higher yielding sectors proved effective, and our security selections within various market sectors further buoyed relative results. Corporate bonds fared particularly well, as we maintained overweighted exposure to BBB-rated and high yield securities, including those issued by the financials sector. Commercial mortgage-backed securities and asset-backed securities backed by automobile-related receivables also performed well compared to market averages. Among residential mortgage-backed securities, a focus on higher coupon mortgages bolstered relative performance, but underweighted exposure to the market sector offset some of the benefits of our security selection strategy. Finally, the fund benefited from an average duration that was shorter than that of the benchmark.

At times during the reporting period, we employed interest rate futures to hedge the fund’s duration management strategy, and we used currency forward contracts to protect against unexpected currency fluctuations affecting the fund’s non-dollar positions in overseas markets.

Finding Opportunities in a Challenging Market Environment

We currently expect the U.S. economic recovery to persist, potentially driving long-term interest rates higher. Nonetheless, in our view, we have continued to identify attractive opportunities in the intermediate-term segments of U.S. and international bond markets, especially in higher yielding market sectors. We have identified a number of securities meeting our investment criteria among investment-grade and high yield corporate bonds, commercial mortgage-backed securities, and asset-backed securities. Conversely, we recently reduced the fund’s exposure to the sovereign debt of developing nations due to concerns regarding the impact of economic downturns on currency values. Finally, we have continued to maintain a relatively short average duration in a rising interest-rate environment.

February 18, 2014

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity. Investing internationally involves special risk, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.The fixed income securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.

The fund may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures for Class I andY shares reflect the absorption of certain fund expenses pursuant to an agreement by The Dreyfus Corporation which may be terminated after July 1, 2014. Had these expenses not been absorbed, the returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S.
government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Intermediate Term Income Fund from August 1, 2013 to January 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended January 31, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.43	$8.19	$2.80	$2.65
Ending value (after expenses)	$1,022.20	$1,018.40	$1,023.10	$1,024.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended January 31, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.43	$8.19	$2.80	$2.65
Ending value (after expenses)	$1,020.82	$1,017.09	$1,022.43	$1,022.58

† Expenses are equal to the fund’s annualized expense ratio of .87% for Class A, 1.61% for Class C, .55% for
Class I and .52% for ClassY, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

January 31, 2014 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—121.5%	Rate (%)	Date	Amount ($)[a]		Value ($)
Asset-Backed Ctfs./
Auto Receivables—4.7%
AmeriCredit Automobile Receivables
Trust, Ser. 2013-1, Cl. D	2.09	2/8/19	4,275,000		4,280,718
AmeriCredit Automobile Receivables
Trust, Ser. 2012-5, Cl. D	2.35	12/10/18	2,190,000		2,195,887
AmeriCredit Automobile Receivables
Trust, Ser. 2012-4, Cl. D	2.68	10/9/18	2,970,000		3,004,108
AmeriCredit Automobile Receivables
Trust, Ser. 2012-1, Cl. D	4.72	3/8/18	5,965,000		6,321,236
AmeriCredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	6,895,000		7,358,241
Capital Auto Receivables Asset
Trust, Ser. 2013-1, Cl. D	2.19	9/20/21	6,240,000		6,172,099
Santander Drive Auto Receivables
Trust, Ser. 2013-1, Cl. D	2.27	1/15/19	2,935,000		2,933,452
Santander Drive Auto Receivables
Trust, Ser. 2012-6, Cl. D	2.52	9/17/18	3,980,000		4,031,358
Santander Drive Auto Receivables
Trust, Ser. 2012-5, Cl. C	2.70	8/15/18	4,545,000		4,684,650
Santander Drive Auto Receivables
Trust, Ser. 2012-2, Cl. C	3.20	2/15/18	540,000		555,907
Santander Drive Auto Receivables
Trust, Ser. 2012-1, Cl. C	3.78	11/15/17	1,415,000		1,462,691
Santander Drive Auto Receivables
Trust, Ser. 2011-3, Cl. D	4.23	5/15/17	2,775,000		2,903,467
Santander Drive Auto Receivables
Trust, Ser. 2011-4, Cl. D	4.74	9/15/17	3,235,000		3,413,771
					49,317,585
Asset-Backed Ctfs./
Home Equity Loans—.4%
Citicorp Residential Mortgage
Trust, Ser. 2007-2, Cl. A3	6.08	6/25/37	1,013,317	[b]	1,019,970
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	11/25/34	1,012,853	[b]	1,054,873
First NLC Trust,
Ser. 2005-2, Cl. M1	0.64	9/25/35	1,775,000	[b]	1,663,159
					3,738,002

The Fund	7

STATEMENT OF INVESTMENTS (continued) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Asset-Backed Ctfs./
Manufactured Housing—.1%
Origen Manufactured Housing
Contract Trust,
Ser. 2005-B, Cl. M2	6.48	1/15/37	1,116,026		1,201,960
Commercial Mortgage
Pass-Through Ctfs.—4.3%
Aventura Mall Trust,
Ser. 2013-AVM, Cl. C	3.74	12/5/32	5,900,000	[b,c]	5,955,967
Commercial Mortgage Trust,
Ser. 2014-CR14, Cl. A4	4.24	2/10/47	4,270,000	[b]	4,494,803
Commercial Mortgage Trust,
Ser. 2013-LC13, Cl. C	5.05	8/10/46	1,760,000	[b,c]	1,809,879
Extended Stay America Trust,
Ser. 2013-ESH7, Cl. C7	3.90	12/5/31	6,430,000	[c]	6,379,046
Hilton USA Trust,
Ser. 2013-HLT, Cl. CFX	3.71	11/5/30	4,835,000	[c]	4,912,621
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2011-C3, Cl. A4	4.72	2/15/46	4,820,000	[c]	5,311,770
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2009-IWST, Cl. C	7.45	12/5/27	5,455,000	[b,c]	6,583,492
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C13, Cl. B	4.74	11/15/46	4,100,000	[b]	4,256,288
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	1,815,000		1,822,946
WFRBS Commercial Mortgage Trust,
Ser. 2011-C5, Cl. A4	3.67	11/15/44	2,085,000		2,156,280
WFRBS Commercial Mortgage Trust,
Ser. 2013-C17, Cl. A4	4.02	12/15/46	1,050,000		1,087,198
					44,770,290
Consumer Discretionary—3.3%
21st Century Fox America,
Gtd. Notes	4.00	10/1/23	500,000		506,756
21st Century Fox America,
Gtd. Debs	7.63	11/30/28	2,670,000		3,400,208
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	7.63	3/15/20	2,794,000		2,961,640
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	4,110,000	[c]	4,755,500

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Consumer Discretionary
(continued)
Dish DBS,
Gtd. Notes	4.25	4/1/18	2,685,000		2,745,413
Ford Motor Credit,
Sr. Unscd. Notes	4.21	4/15/16	3,725,000		3,968,108
Ford Motor Credit,
Sr. Unscd. Notes	5.00	5/15/18	6,595,000		7,315,807
Hyundai Capital Services,
Sr. Unscd. Notes	4.38	7/27/16	1,700,000	[c]	1,810,175
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	1,320,000	[c]	1,520,680
Staples,
Sr. Unscd. Notes	2.75	1/12/18	2,770,000		2,829,982
TCI Communications,
Sr. Unscd. Debs	7.88	2/15/26	355,000		470,407
Time Warner Cable,
Gtd. Debs	6.55	5/1/37	2,715,000		2,614,759
					34,899,435
Consumer Staples—3.0%
Altria Group,
Gtd. Notes	4.00	1/31/24	805,000		805,450
Altria Group,
Gtd. Notes	4.75	5/5/21	1,475,000		1,612,756
ConAgra Foods,
Sr. Unscd. Notes	4.65	1/25/43	1,395,000		1,333,195
CVS Pass-Through Trust,
Pass Thru Certificates Notes	8.35	7/10/31	7,463,884	[c]	9,725,829
Lorillard Tobacco,
Gtd. Notes	3.75	5/20/23	3,190,000		3,023,565
Pernod Ricard,
Sr. Unscd. Notes	4.45	1/15/22	2,055,000	[c]	2,132,850
Pernod-Ricard,
Sr. Unscd. Notes	4.25	7/15/22	1,715,000	[c]	1,753,985
Reynolds American,
Gtd. Notes	4.85	9/15/23	4,595,000		4,813,901
Walgreen,
Sr. Unscd. Notes	3.10	9/15/22	2,520,000		2,429,031
WM Wrigley Jr.,
Sr. Unscd. Notes	3.38	10/21/20	3,325,000	[c]	3,377,562
					31,008,124

The Fund	9

STATEMENT OF INVESTMENTS (continued) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Energy—3.2%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	2,485,000		2,856,694
Energy Transfer Partners,
Sr. Unscd. Notes	4.90	2/1/24	3,090,000	[d]	3,176,709
Energy Transfer Partners,
Sr. Unscd. Notes	5.15	2/1/43	3,815,000		3,544,967
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.00	3/1/43	3,015,000		2,847,806
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.55	9/15/40	3,560,000		4,036,004
Oasis Petroleum,
Gtd. Notes	6.88	3/15/22	3,450,000	[c]	3,674,250
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	3,475,000		3,642,811
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	9/25/18	1,185,000		1,220,114
Spectra Energy Partners,
Sr. Unscd. Notes	4.75	3/15/24	995,000		1,051,935
Unit,
Gtd. Notes	6.63	5/15/21	2,525,000		2,663,875
Williams Partners,
Sr. Unscd. Notes	3.35	8/15/22	1,870,000		1,774,987
Williams Partners,
Sr. Unscd. Notes	4.50	11/15/23	2,390,000		2,427,545
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	920,000		1,020,175
					33,937,872
Financial—15.6%
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	6,375,000	[c]	6,381,821
AIG SunAmerica Global Financing X,
Sr. Scd. Notes	6.90	3/15/32	1,175,000	[c]	1,498,012
Ally Financial,
Gtd. Notes	4.63	6/26/15	5,975,000		6,206,256
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	4,051,000	[b]	4,526,993
AON,
Gtd. Notes	3.50	9/30/15	2,620,000		2,731,719
Bank of America,
Sr. Unscd. Notes	1.28	1/15/19	5,720,000	[b]	5,770,897

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Financial (continued)
Bank of America,
Sr. Unscd. Notes	2.60	1/15/19	1,860,000		1,872,762
Bank of America,
Sr. Unscd. Notes	5.00	5/13/21	4,590,000		5,031,296
Bank of America,
Sub. Notes	5.70	5/2/17	785,000		876,087
Bank of America,
Sr. Unscd. Notes	6.40	8/28/17	35,000		40,527
BBVA US Senior,
Bank Gtd. Notes	4.66	10/9/15	9,635,000		10,115,902
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	1,540,000		1,640,288
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	1,797,000		1,988,253
Cincinnati Financial,
Sr. Unscd. Debs	6.92	5/15/28	1,331,000		1,585,523
CIT Group,
Sr. Unscd. Notes	5.00	5/15/17	2,930,000		3,135,100
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	5,170,000		5,867,898
Citigroup,
Sub. Notes	5.50	9/13/25	3,720,000		3,928,833
DDR,
Sr. Unscd. Notes	4.75	4/15/18	3,410,000		3,709,115
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	6,400,000		6,817,664
Duke Realty,
Gtd. Notes	8.25	8/15/19	5,000		6,226
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	550,000		603,949
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.20	1/15/17	145,000		163,816
General Electric Capital,
Sr. Unscd. Notes	0.75	1/14/19	5,045,000	[b]	5,053,592
Genworth Holdings,
Gtd. Notes	4.80	2/15/24	3,630,000		3,632,664
Genworth Holdings,
Gtd. Notes	7.20	2/15/21	905,000		1,059,829
Genworth Holdings,
Gtd. Notes	7.70	6/15/20	1,395,000		1,689,533

The Fund	11

STATEMENT OF INVESTMENTS (continued) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Financial (continued)
Goldman Sachs Group,
Sr. Unscd. Notes	1.34	11/15/18	5,710,000	[b]	5,729,825
Goldman Sachs Group,
Sr. Unscd. Notes	1.84	11/29/23	5,300,000	[b]	5,379,023
Goldman Sachs Group,
Sr. Unscd. Notes	5.25	7/27/21	2,815,000		3,091,805
Goldman Sachs Group,
Sr. Unscd. Notes	5.75	1/24/22	1,975,000		2,234,635
Hartford Financial Services Group,
Sr. Unscd. Notes	5.13	4/15/22	645,000		712,268
Health Care REIT,
Sr. Unscd. Notes	5.13	3/15/43	3,985,000		3,917,255
HSBC Holdings,
Sr. Unscd. Notes	4.00	3/30/22	4,585,000		4,759,161
International Lease Finance,
Sr. Unscd. Notes	5.75	5/15/16	3,285,000		3,527,269
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.35	8/15/21	1,605,000		1,712,013
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	2,055,000		2,370,182
Liberty Mutual Group,
Gtd. Notes	6.50	5/1/42	1,475,000	[c]	1,696,979
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	3,215,000		3,630,269
Morgan Stanley,
Sr. Unscd. Notes	5.55	4/27/17	3,720,000		4,170,373
Nisource Capital Markets,
Sr. Unscd. Notes	7.86	3/27/17	105,000		118,730
Pacific LifeCorp,
Sr. Unscd. Notes	5.13	1/30/43	5,090,000	[c]	4,959,462
Prudential Financial,
Jr. Sub. Notes	5.88	9/15/42	3,380,000	[b]	3,481,400
Regency Centers,
Gtd. Notes	5.25	8/1/15	1,964,000		2,081,789
Regency Centers,
Gtd. Notes	5.88	6/15/17	210,000		234,755
Royal Bank of Scotland Group,
Sr. Unscd. Notes	2.55	9/18/15	3,770,000		3,857,487
Royal Bank of Scotland Group,
Sub. Notes	6.00	12/19/23	1,695,000		1,714,335

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Financial (continued)
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	5,995,000	[b]	7,023,952
Santander US Debt,
Bank Gtd. Notes		3.72	1/20/15	6,685,000	[c]	6,834,543
WEA Finance,
Gtd. Notes		7.13	4/15/18	3,490,000	[c]	4,165,402
						163,337,467
Foreign/Governmental—10.4%
Banco Nacional de
Desenvolvimento
Economico e Social,
Sr. Unscd. Notes		3.38	9/26/16	2,425,000	[c]	2,464,406
Brazil Notas do
Tesouro Nacional,
Notes, Ser. B	BRL	6.00	8/15/22	10,700,000	[e]	10,221,006
Brazil Notas do
Tesouro Nacional,
Sr. Notes, Ser. F	BRL	10.00	1/1/17	27,500,000		10,741,996
Comision Federal de Electricidad,
Sr. Unscd. Notes		4.88	1/15/24	5,030,000	[c]	4,979,700
Corporacion Andina de Fomento,
Sr. Unscd. Notes		3.75	1/15/16	3,845,000		4,031,667
Ecopetrol,
Sr. Unscd. Notes		5.88	9/18/23	5,545,000		5,780,663
Eurasian Development Bank,
Sr. Unscd. Notes		5.00	9/26/20	9,420,000	[c]	9,608,400
Gazprom,
Sr. Unscd. Notes		4.95	7/19/22	8,885,000	[c]	8,474,069
Hungarian Development Bank,
Govt. Gtd. Notes		6.25	10/21/20	5,750,000	[c]	5,965,625
Indonesia Eximbank,
Sr. Unscd. Notes		3.75	4/26/17	3,070,000	[d]	3,085,350
Korea Finance,
Sr. Unscd. Notes		2.25	8/7/17	4,610,000		4,646,382
Mexican Government,
Bonds, Ser. M	MXN	8.00	12/7/23	59,950,000		4,936,412
Peruvian Government,
Sr. Unscd. Notes	PEN	5.20	9/12/23	15,040,000		4,962,721
Petroleos Mexicanos,
Gtd. Notes		4.88	1/24/22	1,350,000		1,376,469

The Fund	13

STATEMENT OF INVESTMENTS (continued) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/Governmental
(continued)
Petroleos Mexicanos,
Gtd. Notes		5.50	1/21/21	3,160,000		3,381,200
Portuguese Government,
Sr. Unscd. Notes	EUR	4.75	6/14/19	4,506,000	[c]	6,294,094
Province of Quebec Canada,
Sr. Unscd. Notes		4.60	5/26/15	3,380,000		3,567,485
Republic of Korea,
Sr. Unscd. Notes		7.13	4/16/19	1,860,000		2,287,832
Russian Government,
Sr. Unscd. Bonds		3.50	1/16/19	6,800,000	[c]	6,868,000
Russian Government,
Bonds, Ser. 6215	RUB	7.00	8/16/23	181,850,000		4,763,415
						108,436,892
Health Care—1.3%
Biomet,
Gtd. Notes		6.50	8/1/20	2,720,000		2,913,800
CHS/Community Health System,
Sr. Scd. Notes		5.13	8/1/21	390,000	[c]	393,169
CHS/Community Health System,
Gtd. Notes		6.88	2/1/22	365,000	[c]	374,809
Mylan,
Sr. Unscd. Notes		5.40	11/29/43	2,350,000		2,438,534
Tenet Healthcare,
Sr. Scd. Notes		6.00	10/1/20	2,480,000	[c]	2,614,850
WellPoint,
Sr. Unscd. Notes		1.25	9/10/15	4,355,000		4,395,427
						13,130,589
Industrial—1.1%
Bombardier,
Sr. Unscd. Notes		7.75	3/15/20	2,430,000	[c]	2,700,338
ERAC USA Finance,
Gtd. Notes		6.38	10/15/17	2,995,000	[c]	3,476,090
Waste Management,
Gtd. Notes		7.00	7/15/28	2,351,000		2,978,689
Waste Management,
Gtd. Notes		7.75	5/15/32	2,000,000		2,718,658
						11,873,775

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Information Technology—.4%
Hewlett-Packard,
Sr. Unscd. Notes	4.30	6/1/21	1,195,000		1,222,018
Xerox,
Sr. Unscd. Notes	5.63	12/15/19	3,000,000		3,385,581
					4,607,599
Materials—3.3%
ArcelorMittal,
Sr. Unscd. Notes	4.25	3/1/16	4,350,000	[b]	4,513,125
Freeport-McMoRan Copper & Gold,
Gtd. Notes	5.45	3/15/43	5,415,000		5,194,415
Holcim US Finance,
Gtd. Notes	5.15	9/12/23	2,175,000	[c]	2,329,094
INEOS Finance,
Sr. Scd. Notes	7.50	5/1/20	2,615,000	[c]	2,869,963
LYB International Finance,
Gtd. Notes	4.00	7/15/23	4,320,000		4,367,149
Mosaic,
Sr. Unscd. Notes	4.25	11/15/23	3,370,000		3,380,316
Teck Resources,
Gtd. Notes	5.40	2/1/43	3,930,000	[d]	3,711,083
Teck Resources,
Gtd. Notes	6.25	7/15/41	2,470,000		2,542,665
Vale Overseas,
Gtd. Notes	4.38	1/11/22	3,240,000		3,142,142
Vale,
Sr. Unscd. Notes	5.63	9/11/42	3,090,000	[d]	2,747,288
					34,797,240
Municipal Bonds—2.0%
California,
GO (Build America Bonds)	7.30	10/1/39	3,705,000		4,953,956
Illinois,
GO (Pension Funding Series)	5.10	6/1/33	5,105,000		4,924,538
New York City,
GO (Build America Bonds)	5.99	12/1/36	3,830,000		4,410,437
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.25	7/1/42	1,175,000		779,566
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.75	7/1/37	2,800,000		1,952,216

The Fund	15

STATEMENT OF INVESTMENTS (continued) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Municipal Bonds (continued)
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/29	1,175,000		715,975
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	3,040,000		1,744,656
Puerto Rico Electric Power
Authority, Power Revenue	5.75	7/1/36	1,780,000		1,142,920
					20,624,264
Residential Mortgage
Pass-Through Ctfs.—.2%
Credit Suisse First Boston
Mortgage Securities,
Ser. 2004-7, Cl. 6A1	5.25	10/25/19	158,837		161,479
Impac CMB Trust,
Ser. 2005-8, Cl. 2M2	0.91	2/25/36	1,201,460	[b]	1,107,163
Impac CMB Trust,
Ser. 2005-8, Cl. 2M3	1.66	2/25/36	971,674	[b]	922,585
Prudential Home Mortgage
Securities, Ser. 1994-A, Cl. 5B	6.73	4/28/24	621	[b,c]	509
Residential Funding Mortgage
Securities I Trust,
Ser. 2004-S3, Cl. M1	4.75	3/25/19	226,330		223,701
					2,415,437
Telecommunications—4.5%
AT&T,
Sr. Unscd. Notes	1.15	11/27/18	4,410,000	[b]	4,460,794
Cellco Partnership/Verizon
Wireless Capital,
Sr. Unscd. Notes	8.50	11/15/18	2,165,000		2,773,268
Digicel,
Sr. Unscd. Notes	6.00	4/15/21	2,880,000	[c]	2,800,800
Intelsat Jackson Holdings,
Gtd. Notes	7.25	4/1/19	2,605,000		2,813,400
Rogers Communications,
Gtd. Notes	4.10	10/1/23	2,550,000		2,617,317
SBA Tower Trust,
Mortgage Bonds	3.60	4/15/43	6,210,000	[c]	6,099,915
Telecom Italia Capital,
Gtd. Notes	7.20	7/18/36	6,080,000		6,095,200
Telefonica Emisiones,
Gtd. Notes	7.05	6/20/36	2,550,000		2,922,377

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]			Value ($)
Telecommunications (continued)
T-Mobile USA,
Gtd. Notes	6.13	1/15/22	3,365,000			3,449,125
Verizon Communications,
Sr. Unscd. Notes	6.55	9/15/43	5,825,000			7,017,150
Virgin Media Secured Finance,
Sr. Scd. Notes	5.25	1/15/21	2,690,000			2,735,154
West,
Gtd. Notes	7.88	1/15/19	2,605,000			2,816,656
						46,601,156
U.S. Government Agencies—.0%
Small Business Administration
Participation Ctfs., Gov’t
Gtd. Debs., Ser. 97-J	6.55	10/1/17	53,606			57,208
U.S. Government Agencies/
Mortgage-Backed—25.6%
Federal Home Loan Mortgage Corp.:
4.00%			25,755,000		[f,g]	26,913,975
5.00%, 10/1/18—9/1/40			1,066,098	[g]		1,168,871
5.50%, 11/1/22—5/1/40			3,587,908	[g]		3,926,200
6.00%, 7/1/17—12/1/37			1,405,445	[g]		1,551,970
6.50%, 9/1/29—3/1/32			193,760	[g]		217,874
7.00%, 11/1/31			85,612		[g]	96,641
7.50%, 12/1/25—1/1/31			21,958	[g]		24,233
8.00%, 10/1/19—1/1/28			6,772	[g]		7,740
8.50%, 7/1/30			492		[g]	614
Multiclass Mortgage
Participation Ctfs., REMIC,
Ser. 51, Cl. E, 10.00%, 7/15/20			60,251	[g]		68,919
Federal National Mortgage Association:
2.50%			11,620,000		[f,g]	11,659,944
3.00%			31,895,000		[f,g]	31,762,642
3.50%			50,445,000		[f,g]	51,178,219
4.00%			37,450,000		[f,g]	39,240,578
4.50%			37,155,000		[f,g]	39,871,959
5.00%			16,910,000		[f,g]	18,478,803
4.50%, 11/1/14			487		[g]	521
5.00%, 5/1/18—9/1/40			3,291,837	[g]		3,600,097
5.50%, 8/1/22—8/1/40			10,117,421	[g]		11,188,580
6.00%, 1/1/19—1/1/38			1,209,308	[g]		1,332,678
6.50%, 3/1/26—10/1/32			67,198	[g]		76,018
7.00%, 9/1/14—7/1/32			38,062	[g]		43,124
7.50%, 10/1/15—3/1/31			10,826	[g]		11,790

The Fund	17

STATEMENT OF INVESTMENTS (continued) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
U.S. Government Agencies/
Mortgage-Backed (continued)
Federal National Mortgage
Association (continued):
8.00%, 12/1/25			9,894	[g]	11,070
Pass-Through Ctfs.,REMIC,
Ser. 1988-16, Cl. B,
9.50%, 6/25/18			30,402	[g]	33,331
Government National
Mortgage Association I:
5.50%, 4/15/33			1,102,522		1,222,686
6.50%, 4/15/28—9/15/32			37,431		42,236
7.00%, 12/15/26—9/15/31			10,797		11,781
7.50%, 12/15/26—11/15/30			2,104		2,143
8.00%, 5/15/26—10/15/30			15,683		16,897
8.50%, 4/15/25			3,612		4,129
9.00%, 10/15/27			8,437		8,661
9.50%, 2/15/25			2,010		2,197
9.50%, 11/15/17			35,784		38,906
Government National
Mortgage Association II:
4.50%			22,510,000	[f]	24,437,421
6.50%, 2/20/31—7/20/31			76,970		89,807
7.00%, 11/20/29			249		294
					268,343,549
U.S. Government Securities—35.1%
U.S. Treasury Inflation
Protected Securities;
Notes, 0.13%, 4/15/18			51,086,533	[h]	52,750,830
U.S. Treasury Notes:
0.13%, 12/31/14			153,315,000		153,315,000
0.25%, 12/31/15			21,620,000	[d]	21,596,348
0.75%, 1/15/17			14,120,000	[d]	14,149,228
1.25%, 3/15/14			23,790,000		23,820,665
1.25%, 4/15/14			89,565,000		89,774,940
1.50%, 12/31/18			11,980,000	[d]	11,988,889
					367,395,900
Utilities—3.0%
AES,
Sr. Unscd. Notes	8.00	6/1/20	1,984,000		2,306,400
Cleveland Electric Illuminating,
Sr. Unscd. Notes	5.70	4/1/17	473,000		512,854

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]			Value ($)
Utilities (continued)
Commonwealth Edison,
First Mortgage Bonds	6.15	9/15/17	60,000			69,643
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 06-D	5.30	12/1/16	675,000			754,599
Electricite de France,
Sub. Notes	5.25	1/29/49	5,815,000	[b,c]		5,628,641
Enel Finance International,
Gtd. Notes	6.80	9/15/37	4,650,000	[c]		5,073,108
Enel,
Sub. Bonds	8.75	9/24/73	1,415,000	[b,c]		1,538,813
Exelon Generation,
Sr. Unscd. Notes	5.20	10/1/19	2,200,000			2,406,628
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	355,000			368,931
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	395,000			515,981
Nisource Finance,
Gtd. Notes	4.45	12/1/21	3,295,000			3,417,017
Nisource Finance,
Gtd. Notes	5.65	2/1/45	4,435,000			4,774,845
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	3,060,000			3,443,458
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	550,000			704,449
						31,515,367
Total Bonds and Notes
(cost $1,248,267,869)						1,272,009,711

Short-Term Investments—.2%
U.S. Treasury Bills;
0.05%, 6/12/14
(cost $1,969,673)			1,970,000		[i]	1,969,726

Other Investment—.4%			Shares			Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,645,245)			4,645,245		[j]	4,645,245

The Fund	19

STATEMENT OF INVESTMENTS (continued) (continued)

Investment of Cash Collateral
for Securities Loaned—.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $2,845,720)	2,845,720 [j]	2,845,720
Total Investments (cost $1,257,728,507)	122.4%	1,281,470,402
Liabilities, Less Cash and Receivables	(22.4%)	(234,250,887)
Net Assets	100.0%	1,047,219,515

GO—General Obligation
REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit

a Principal amount stated in U.S. Dollars unless otherwise noted.
BRL—Brazilian Real
EUR—Euro
MXN—Mexican New Peso
PEN—Peruvian New Sol
b Variable rate security—interest rate subject to periodic change.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At January 31, 2014, these securities were valued at $165,794,217 or 15.8% of net assets.
d Security, or portion thereof, on loan.At January 31, 2014, the value of the fund’s securities on loan was
$53,071,299 and the value of the collateral held by the fund was $54,271,133, consisting of cash collateral of
$2,845,720 and U.S. Government and agency securities valued at $51,425,413.
e Principal amount for accrual purposes is periodically adjusted based on changes in the Brazilian Consumer Price Index.
f Purchased on a forward commitment basis.
g The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
h Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
i Held by or on behalf of a counterparty for open financial futures contracts.
j Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
U.S. Government Agencies/		Municipal Bonds	2.0
Mortgage-Backed	60.7	Short-Term/
Corporate Bonds	38.7	Money Market Investments	.9
Foreign/Governmental	10.4	Residential Mortgage-Backed	.2
Asset-Backed	5.2
Commercial Mortgage-Backed	4.3		122.4

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
January 31, 2014 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2014 ($)
Financial Futures Long
U.S. Treasury Ultra Long Bonds	167	24,016,688	March 2014	918,469
Financial Futures Short
Euro-Bobl	34	(5,811,343)	March 2014	(95,415)
U.S. Treasury 10 Year Notes	1,298	(163,223,500)	March 2014	(1,233,641)
U.S. Treasury Long Bonds	44	(5,878,125)	March 2014	(114,383)
Gross Unrealized Appreciation				918,469
Gross Unrealized Depreciation				(1,443,439)

See notes to financial statements.

The Fund	21

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2014 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $53,071,299)—Note 1(c):
Unaffiliated issuers		1,250,237,542 1,273,979,437

Affiliated issuers			7,490,965	7,490,965
Cash				200,165
Cash denominated in foreign currencies			817,427	803,826
Receivable for investment securities sold			34,861,924
Dividends, interest and securities lending income receivable				7,394,971
Receivable for open mortgage dollar roll transactions—Note 4				5,788,626
Receivable for shares of Common Stock subscribed				747,470
Unrealized appreciation on forward foreign
currrency exchange contracts—Note 4				551,545
Prepaid expenses				100,315
			1,331,919,244
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				678,256
Payable for open mortgage dollar roll transactions—Note 4			279,122,107
Liability for securities on loan—Note 1(c)				2,845,720
Payable for shares of Common Stock redeemed				848,375
Payable for investment securities purchased				405,124
Payable for futures variation margin—Note 4				391,087
Accrued expenses				409,060
			284,699,729
Net Assets ($)			1,047,219,515
Composition of Net Assets ($):
Paid-in capital			1,036,128,924
Accumulated distribution in excess of investment income—net				(1,783,368)
Accumulated net realized gain (loss) on investments			(10,865,253)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions (including ($524,970)
net unrealized depreciation on financial futures)			23,739,212
Net Assets ($)			1,047,219,515

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	753,608,097	29,372,577	264,237,832	1,009
Shares Outstanding	54,976,846	2,142,719	19,281,625	73.58
Net Asset Value Per Share ($)	13.71	13.71	13.70	13.71

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months EndedJanuary 31, 2014 (Unaudited)

Investment Income ($):
Income:
Interest	14,947,202
Income from securities lending—Note 1(c)	61,366
Dividends;
Affiliated issuers	5,774
Total Income	15,014,342
Expenses:
Management fee—Note 3(a)	2,449,942
Shareholder servicing costs—Note 3(c)	1,660,903
Distribution fees—Note 3(b)	119,013
Prospectus and shareholders’ reports	98,053
Custodian fees—Note 3(c)	56,014
Registration fees	55,301
Professional fees	20,739
Directors’ fees and expenses—Note 3(d)	11,040
Loan commitment fees—Note 2	5,741
Miscellaneous	34,057
Total Expenses	4,510,803
Less—reduction in expenses due to undertaking—Note 3(a)	(73,432)
Less—reduction in fees due to earnings credits—Note 3(c)	(457)
Net Expenses	4,436,914
Investment Income—Net	10,577,428
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	1,193,426
Net realized gain (loss) on options transactions	(667,674)
Net realized gain (loss) on financial futures	(539,325)
Net realized gain (loss) on forward foreign currency exchange contracts	401,844
Net Realized Gain (Loss)	388,271
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	10,857,125
Net unrealized appreciation (depreciation) on options transactions	1,445,440
Net unrealized appreciation (depreciation) on financial futures	(524,970)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange transactions	551,545
Net Unrealized Appreciation (Depreciation)	12,329,140
Net Realized and Unrealized Gain (Loss) on Investments	12,717,411
Net Increase in Net Assets Resulting from Operations	23,294,839

See notes to financial statements.

The Fund	23

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2014	Year Ended
	(Unaudited)	July 31, 2013[a]
Operations ($):
Investment income—net	10,577,428	21,572,895
Net realized gain (loss) on investments	388,271	11,109,211
Net unrealized appreciation
(depreciation) on investments	12,329,140	(37,384,824)
Net Increase (Decrease) in Net Assets
Resulting from Operations	23,294,839	(4,702,718)
Dividends to Shareholders from ($):
Investment income—net:
Class A	(9,292,946)	(22,265,613)
Class C	(252,708)	(664,309)
Class I	(3,482,920)	(4,889,912)
Class Y	(14)	(2)
Net realized gain on investments:
Class A	(1,089,965)	(9,121,673)
Class C	(43,458)	(405,880)
Class I	(371,231)	(940,415)
Class Y	(1)	—
Total Dividends	(14,533,243)	(38,287,804)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	32,192,403	104,981,562
Class C	1,100,293	3,533,808
Class I	20,472,691	60,600,537
Class Y	—	1,000
Net assets received in connection
with reorganization—Note 1	—	172,875,697

	Six Months Ended
	January 31, 2014	Year Ended
	(Unaudited)	July 31, 2013[a]
Capital Stock Transactions ($) (continued):
Dividends reinvested:
Class A	9,212,195	28,092,606
Class C	204,455	746,546
Class I	3,330,647	4,774,741
Cost of shares redeemed:
Class A	(142,631,829)	(243,595,071)
Class C	(6,453,173)	(12,166,485)
Class I	(21,293,555)	(58,798,486)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(103,865,873)	61,046,455
Total Increase (Decrease) in Net Assets	(95,104,277)	18,055,933
Net Assets ($):
Beginning of Period	1,142,323,792	1,124,267,859
End of Period	1,047,219,515	1,142,323,792
Undistributed (distribution in excess of)
investment income—net	(1,783,368)	667,792

The Fund	25

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	January 31, 2014	Year Ended
	(Unaudited)	July 31, 2013[a]
Capital Share Transactions:
Class Ab
Shares sold	2,362,565	7,466,921
Shares issued for dividends reinvested	675,029	1,997,614
Shares redeemed	(10,507,003)	(17,368,482)
Net Increase (Decrease) in Shares Outstanding	(7,469,409)	(7,903,947)
Class Cb
Shares sold	80,623	251,281
Shares issued for dividends reinvested	14,980	53,038
Shares redeemed	(473,899)	(868,830)
Net Increase (Decrease) in Shares Outstanding	(378,296)	(564,511)
Class I
Shares sold	1,504,407	4,298,318
Shares issued in connection
with reorganization—Note 1	—	12,234,875
Shares issued for dividends reinvested	244,085	341,296
Shares redeemed	(1,565,028)	(4,197,134)
Net Increase (Decrease) in Shares Outstanding	183,464	12,677,355
Class Y
Shares sold	—	73.58

a Effective July 1, 2013, the fund commenced offering ClassY shares.
b During the period ended July 31, 2013, 150,323 Class C shares representing $2,122,392 were exchanged for
150,418 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
January 31, 2014					Year Ended July 31,
Class A Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	13.59		14.08	13.44	13.15	12.00	12.02
Investment Operations:
Investment income—net[a]	.13		.26	.25	.41	.53	.56
Net realized and unrealized
gain (loss) on investments .17			(.29)	.71	.33	1.15	(.02)
Total from
Investment Operations	.30		(.03)	.96	.74	1.68	.54
Distributions:
Dividends from
investment income—net	(.16)		(.33)	(.32)	(.45)	(.53)	(.56)
Dividends from net realized
gain on investments	(.02)		(.13)	—	—	—	—
Total Distributions	(.18)		(.46)	(.32)	(.45)	(.53)	(.56)
Net asset value,
end of period	13.71		13.59	14.08	13.44	13.15	12.00
Total Return (%)[b]	2.22	[c]	(.24)	7.26	5.75	14.29	4.90
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.87	[d]	.86	.89	.88	.89	.92
Ratio of net expenses
to average net assets	.87	[d]	.86	.89	.88	.88	.82
Ratio of net investment
income to average
net assets	1.88	[d]	1.82	1.80	3.14	4.21	4.93
Portfolio Turnover Rate[e]	188.56	[c]	447.47	464.84	371.17	237.07	343.03
Net Assets, end of period
($ x 1,000)	753,608		848,610	990,446	1,110,179	1,176,710	1,125,878

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2014,
July 31, 2013, 2012, 2011, 2010 and 2009 were 92.92%, 227.13%, 205.07%, 156.79%, 90.98% and
108.07%, respectively.

See notes to financial statements.

The Fund	27

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
January 31, 2014				Year Ended July 31,
Class C Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	13.59		14.08	13.44	13.15	12.00	12.02
Investment Operations:
Investment income—net[a]	.08		.15	.15	.32	.43	.46
Net realized and unrealized
gain (loss) on investments	.17		(.28)	.72	.33	1.15	(.02)
Total from Investment Operations	.25		(.13)	.87	.65	1.58	.44
Distributions:
Dividends from
investment income—net	(.11)		(.23)	(.23)	(.36)	(.43)	(.46)
Dividends from net realized
gain on investments	(.02)		(.13)	—	—	—	—
Total Distributions	(.13)		(.36)	(.23)	(.36)	(.43)	(.46)
Net asset value, end of period	13.71		13.59	14.08	13.44	13.15	12.00
Total Return (%)[b]	1.84	[c]	(.99)	6.49	5.01	13.40	4.01
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.61	[d]	1.61	1.63	1.59	1.66	1.69
Ratio of net expenses
to average net assets	1.61	[d]	1.61	1.63	1.59	1.66	1.69
Ratio of net investment income
to average net assets	1.14	[d]	1.08	1.07	2.44	3.41	4.07
Portfolio Turnover Rate[e]	188.56	[c]	447.47	464.84	371.17	237.07	343.03
Net Assets, end of period
($ x 1,000)	29,373		34,259	43,439	41,001	47,907	50,196

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2014,
July 31, 2013, 2012, 2011, 2010 and 2009 were 92.92%, 227.13%, 205.07%, 156.79%, 90.98% and
108.07%, respectively.

See notes to financial statements.

Six Months Ended
January 31, 2014				Year Ended July 31,
Class I Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	13.59		14.08	13.44	13.14	12.00	12.01
Investment Operations:
Investment income—net[a]	.15		.29	.28	.46	.56	.58
Net realized and unrealized
gain (loss) on investments	.16		(.28)	.72	.34	1.15	.00 [b]
Total from Investment Operations	.31		.01	1.00	.80	1.71	.58
Distributions:
Dividends from
investment income—net	(.18)		(.37)	(.36)	(.50)	(.57)	(.59)
Dividends from net realized
gain on investments	(.02)		(.13)	—	—	—	—
Total Distributions	(.20)		(.50)	(.36)	(.50)	(.57)	(.59)
Net asset value, end of period	13.70		13.59	14.08	13.44	13.14	12.00
Total Return (%)	2.31	[c]	.01	7.59	6.09	14.52	5.27
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.61	[d]	.61	.69	.55	.62	.60
Ratio of net expenses
to average net assets	.55	[d]	.58	.69	.55	.59	.54
Ratio of net investment income
to average net assets	2.22	[d]	2.12	1.99	3.46	4.46	5.18
Portfolio Turnover Rate[e]	188.56	[c]	447.47	464.84	371.17	237.07	343.03
Net Assets, end of period
($ x 1,000)	264,238		259,454	90,383	26,085	29,781	27,624

a Based on average shares outstanding at each month end.
b Amount represents less than $.01 per share.
c Not annualized.
d Annualized.
e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2014,
July 31, 2013, 2012, 2011, 2010 and 2009 were 92.92%, 227.13%, 205.07%, 156.79%, 90.98% and
108.07%, respectively.

See notes to financial statements.

The Fund	29

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	January 31, 2014	Period Ended
Class Y Shares	(Unaudited)	July 31, 2013[a]
Per Share Data ($):
Net asset value, beginning of period	13.59	13.59
Investment Operations:
Investment income—net[b]	.16	.02
Net realized and unrealized
gain (loss) on investments	.17	.01
Total from Investment Operations	.33	.03
Distributions:
Dividends from investment income—net	(.19)	(.03)
Dividends from net realized
gain on investments	(.02)	—
Total Distributions	(.21)	(.03)
Net asset value, end of period	13.71	13.59
Total Return (%)[c]	2.43	.22
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.52	.46
Ratio of net expenses to average net assets[d]	.52	.46
Ratio of net investment income
to average net assets[d]	2.30	1.97
Portfolio Turnover Rate[e]	188.56 [c]	447.47
Net Assets, end of period ($ x 1,000)	1	1

a From July 1, 2013 (commencement of initial offering) to July 31, 2013.
b Based on average shares outstanding.
c Not annualized.
d Annualized.
e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2014 and
July 31, 2013 were 92.92% and 227.13%, respectively.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Intermediate Term Income Fund (the “fund”) is a separate diversified series of Dreyfus Investment Grade Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective seeks to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

As of the close of business on January 18, 2013, pursuant to an Agreement and Plan of Reorganization previously approved by the Company’s Board of Directors (the “Board”), all of the assets, subject to the liabilities, of Dreyfus Investment Funds—Dreyfus/Standish Fixed Income Fund (“Standish Fixed Income”) were transferred to the fund in exchange for Class I shares of Common Stock of the fund of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of Standish Fixed Income received Class I shares of the fund, in an amount equal to the aggregate net asset value of their investment in Standish Fixed Income at the time of the exchange. The exchange ratio for Standish Fixed Income was 1.59 to 1.The net asset value of the fund’s shares on the close of business January 18, 2013, after the reorganization was $14.13 for Class I shares, and a total of 12,234,875 Class I shares were issued to shareholders of Standish Fixed Income in the exchange.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 1.3 billion shares of $.001 par value Common Stock. The fund currently offers four classes of shares: Class A (500 million shares authorized), Class C (200 million shares authorized), Class I (500 million shares authorized) and ClassY (100 million shares authorized). Class A shares generally are subject to a sales charge imposed at

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are offered at net asset value generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of January 31, 2014, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding ClassY shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S.Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”)

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of January 31, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	54,257,547	—	54,257,547
Commercial
Mortgage-Backed	—	44,770,290	—	44,770,290
Corporate Bonds†	—	405,708,624	—	405,708,624
Foreign Government	—	108,436,892	—	108,436,892
Municipal Bonds	—	20,624,264	—	20,624,264
Mutual Funds	7,490,965	—	—	7,490,965
Residential
Mortgage-Backed	—	2,415,437	—	2,415,437
U.S. Government
Agencies/
Mortgage-Backed	—	268,400,757	—	268,400,757
U.S. Treasury	—	369,365,626	—	369,365,626
Other Financial
Instruments:
Financial Futures††	918,469	—	—	918,469
Forward Foreign
Currency Exchange
Contracts††	—	551,545	—	551,545

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Liabilities ($)
Other Financial
Instruments:
Financial Futures††	(1,443,439)	—	—	(1,443,439)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

At January 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended January 31, 2014, The Bank of New York Mellon earned $12,575 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended January 31, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	7/31/2013	($) Purchases	Sales ($)	($) 1/31/2014 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	5,937,942	242,835,600	244,128,297	4,645,245.4

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Affiliated
Investment	Value			Value	Net
Company	7/31/2013 ($)	Purchases ($)	Sales ($)	1/31/2014 ($)	Assets (%)
Dreyfus
Institutional
Cash
Advantage
Fund	5,106,300	25,466,105	27,726,685	2,845,720.3
Total	11,044,242	268,301,705	271,854,982	7,490,965.7

(e) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended January 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended January 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended July 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2013 was as follows: ordinary income $32,397,996 and long-term capital gains $5,889,808. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended January 31, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .45% of the value of the fund’s average daily net assets and is payable monthly.The Manager has contractually agreed, from August 1, 2013 through July 1, 2014 for Class I and Class Y shares, to waive receipt of its fees and/or assume the expenses of the fund’s Class I and ClassY shares, so that the expenses of the fund’s Class I and Class Y shares (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .55% of the value of the average daily net assets of Class I and Class Y shares.The reduction in expenses, pursuant to the undertaking, amounted to $73,432 during the period ended January 31, 2014.

During the period ended January 31, 2014, the Distributor retained $372 from commissions earned on sales of the fund’s Class A shares and $1,204 from CDSCs on redemptions of the fund’s Class C shares.

The Fund	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended January 31, 2014, Class C shares were charged $119,013 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2014, Class A and Class C shares were charged $993,933 and $39,671, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended January 31, 2014, the fund was charged $104,891 for transfer agency services and $6,135 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $457.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended January 31, 2014, the fund was charged $56,014 pursuant to the custody agreement.

The fund compensated The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement that was in effect until September 30, 2013 and, beginning October 1, 2013, compensates The Bank of New York Mellon for processing shareholder redemption drafts under a shareholder draft processing agreement. During the period ended January 31, 2014, the fund was charged $3,554 pursuant to the agreements, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended January 31, 2014, the fund was charged $4,585 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $399,785, Distribution Plan fees $18,955, Shareholder Services Plan fees $166,955, custodian fees $48,895, Chief Compliance Officer fees $3,023 and transfer agency fees $58,044, which are offset against an expense reimbursement currently in effect in the amount of $17,401.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward contracts, financial futures and options transactions, during the period ended

The Fund	41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

January 31, 2014, amounted to $2,492,715,630 and $2,591,235,216, respectively, of which $1,264,319,469 in purchases and $1,268,536,563 in sales were from mortgage dollar roll transactions.

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date.The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.The fund accounts for mortgage dollar rolls as purchases and sales transactions.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended January 31, 2014 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at January 31, 2014 are set forth in the Statement of Financial Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates, or as a substitute for an investment.The fund is subject to market risk and interest rate risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the

The Fund	43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.The Statement of Operations reflects the following: any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. At January 31, 2014, there were no options written outstanding.

The following summarizes the fund’s call/put options written during the period ended January 31, 2014:

	Face Amount		Options Terminated
	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain (Loss) ($)
Contracts outstanding
July 31, 2013	60,560,000	1,863,734
Contracts written	55,600,000	520,422
Contracts terminated:
Contracts closed	60,560,000	1,863,734	3,143,064	(1,279,330)
Contracts expired	55,600,000	520,422	—	520,422
Total contracts
terminated	116,160,000	2,384,156	3,143,064	(758,908)
Contracts outstanding
January 31, 2014	—	—

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract.The following summarizes open forward contracts at January 31, 2014:

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	Appreciation ($)
Sales:
Brazilian Real,
Expiring:
2/4/2014[a]	12,610,000	5,335,082	5,219,448	115,634
3/6/2014[b]	27,515,000	11,505,792	11,302,580	203,212
Euro,
Expiring
2/28/2014[c]	4,110,000	5,619,603	5,543,192	76,411
Russian Ruble,
Expiring
2/28/2014[d]	181,680,000	5,296,145	5,139,857	156,288
				551,545

Counterparties:

a	Citigroup
b	Morgan Stanley Capital Services
c	Deutsche Bank
d	JP Morgan Chase Bank

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

The Fund	45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Fair value of derivative instruments as of January 31, 2014 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk[1]	918,469	Interest rate risk[1]	(1,443,439)
Foreign exchange risk[2]	551,545
Gross fair value of
derivatives contracts	1,470,014		(1,443,439)

Statement of Assets and Liabilities location:
1	Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Unrealized appreciation on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended January 31, 2014 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)

	Financial	Options	Forward
Underlying risk	Futures[3]	Transactions[4]	Contracts[5]	Total
Interest rate	(539,325)	(667,674)	—	(1,206,999)
Foreign exchange	—	—	401,844	401,844
Total	(539,325)	(667,674)	401,844	(805,155)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
	Financial	Options	Forward
Underlying risk	Futures[6]	Transactions[7]	Contracts[8]	Total
Interest rate	(524,970)	1,445,440	—	920,470
Foreign exchange	—	—	551,545	551,545
Total	(524,970)	1,445,440	551,545	1,472,015

Statement of Operations location:
3	Net realized gain (loss) on financial futures.
4	Net realized gain (loss) on options transactions.
5	Net realized gain (loss) on forward foreign currency exchange contracts.
6	Net unrealized appreciation (depreciation) on financial futures.
7	Net unrealized appreciation (depreciation) on options transactions.
8	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

In December 2011, with clarification in January 2013, FASB issued guidance that expands disclosure requirements with respect to the offsetting of certain assets and liabilities.The fund adopted these disclosure provisions during the current reporting period.These disclosures are required for certain investments, including derivative financial instruments subject to master netting arrangements (“MNA”) or similar agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to MNA in the Statement of Assets and Liabilities.

At January 31, 2014, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)
Forward contracts	551,545
Total gross amount of derivative assets and
liabilities in the Statement of Assets and Liabilities	551,545
Derivatives not subject to MNA or similar agreements	—
Total gross amount of assets and liabilities
subject to MNA or similar agreements	551,545

The following tables present derivative assets and liabilities net of amounts available for offsetting under MNA and net of related collateral received or pledged, if any, as of January 31, 2014:

Gross Amounts Not Offset in the Statement of Assets and Liabilities and Subject to MNA †

		Financial
		Instruments
and
		Derivatives	Securities	Cash
Gross Amount of		Available	Collateral	Collateral	Net Amount
Counterparty	Assets ($)[1]	for Offset ($)	Received ($)[2]	Received ($)[2]	of Assets ($)
Citigroup	115,634	—	—	—	115,634
Deutsche Bank	76,411	—	—	—	76,411
JP Morgan
Chase Bank	156,288	—	—	—	156,288
Morgan Stanley
Capital Services	203,212	—	—	—	203,212
Total	551,545	—	—	—	551,545

1	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
†	See Statement of Investments for detailed information regarding collateral held for open financial futures contracts.

The Fund	47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following summarizes the average market value of derivatives outstanding during the period ended January 31, 2014:

Average Market Value ($)
Interest rate financial futures	98,503,118
Interest rate options contracts	3,551,886
Forward contracts	25,893,828

At January 31, 2014, accumulated net unrealized appreciation on investments was $23,741,895, consisting of $30,791,533 gross unrealized appreciation and $7,049,638 gross unrealized depreciation.

At January 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

PROXY RESULTS (Unaudited)

The Company held a special meeting of shareholders on December 6, 2013. The proposal considered at the meeting, and the results, are as follows:

		Shares
	Votes For		Authority Withheld
To elect additional Board Members:
Gordon J. Davis†	92,164,189		2,736,931
Isabel P. Dunst†	92,226,441		2,674,679
Robin A. Melvin†	92,297,291		2,603,829
Roslyn M. Watson†	92,350,150		2,550,970

†	Each of the above Board Members were duly elected by shareholders at the fund’s December 6, 2013 shareholder
meeting.The election of Isabel P. Dunst, Robin A. Melvin and Roslyn M.Watson became effective January 1, 2014.
Gordon J. Davis was an existing Board member previously having been elected by the Company’s Board. In addition,
Joseph S. DiMartino,Whitney I. Gerard, Nathan Leventhal and Benaree Pratt Wiley continue as Board Members of the Company.

The Fund	49

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Short Term Income Fund

SEMIANNUAL REPORT January 31, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
18	Statement of Financial Futures
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
23	Financial Highlights
25	Notes to Financial Statements
42	Proxy Results
FOR MORE INFORMATION
Back Cover

Dreyfus
Short Term Income Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Short Term Income Fund, covering the six-month period from August 1, 2013, through January 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The reporting period proved to be a challenging time for the U.S. bond market. Accelerating economic growth and anticipation of a more moderately accommodative monetary policy took their toll on bond prices even as stocks climbed to new record highs.As a result, intermediate- and long-term U.S. government securities lost a degree of value, pushing the yield on 10-year U.S.Treasury securities above 3% for the first time in more than two years. Corporate-backed bonds generally fared better, as they tended to respond more to their issuers’ underlying credit quality than to changing interest rates.

We remain somewhat cautious regarding the U.S. bond market’s prospects over the months ahead.We expect the domestic economy to continue to strengthen over the next year, particularly if U.S. fiscal policy is less restrictive and short-term interest rates remain near historical lows, which could push long-term interest rates higher. However, our fixed-income investment teams report that they have continued to identify pockets of opportunity in the bond market, which suggests to us that a highly selective approach could produce favorable results for income-oriented investors in the months ahead. As always, we urge you to speak with your financial adviser to identify the investment strategies that are right for you.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
February 18, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of August 1, 2013, through January 31, 2014, as provided by David Horsfall and David Bowser, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended January 31, 2014, Dreyfus Short Term Income Fund’s Class D shares produced a total return of 1.10%, and Class P shares produced a total return of 1.03%.1 In comparison, the fund’s benchmark, the BofA Merrill Lynch 1-5Year Corporate/Government Index (the “Index”), achieved a total return of 0.96% for the same period.2

Short-term bonds held up relatively well during the reporting period amid bouts of heightened market volatility stemming from a sustained economic recovery and anticipation of a more moderately accommodative monetary policy from the Federal Reserve Board (the “Fed”).The fund outperformed its benchmark, mainly due to overweighted exposure to corporate bonds, commercial mortgage-backed securities, and asset-backed securities.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income.To pursue its goal, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed-income securities of U.S. or foreign issuers rated investment grade or the unrated equivalent as determined by Dreyfus. This may include U.S. government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, inflation-indexed securities, asset-backed securities, mortgage-related securities (including CMOs) and foreign bonds. For additional yield, the fund may invest up to 20% of its assets in fixed-income securities rated below investment grade (“high yield” or “junk” bonds) to as low as Caa/CCC or the unrated equivalent as determined by Dreyfus.The fund will focus primarily on U.S. securities, but may invest up to 30% of its total assets in fixed-income securities of foreign issuers, including those of issuers in emerging markets.Typically, the fund’s portfolio can be expected to have an average effective maturity and an average effective duration of three years or less.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Shift in Fed Policy Fueled Market Volatility

The U.S. bond market experienced heightened volatility in the months prior to the reporting period, when relatively hawkish remarks by the Fed’s chairman were interpreted as a signal that monetary policymakers would back away from their quantitative easing program sooner than expected. In addition, investors grew increasingly concerned that a more robust economic recovery might rekindle dormant inflationary pressures. These developments sent long-term interest rates higher, while short-term rates remained anchored by an unchanged federal funds rate between 0% and 0.25%.

Bond prices generally stabilized over the summer as investors recognized that a gradual pullback from quantitative easing did not necessarily portend higher short-term interest rates. Longer term bonds rallied in September and October when the Fed unexpectedly refrained from tapering its quantitative easing program. However, additional evidence of accelerating economic growth sparked renewed market volatility in November and December.The Fed implemented modest reductions of its bond purchasing program in December and January, which helped drive the yield of 10-year U.S. Treasury securities above 3% for the first time in more than two years. Corporate- and asset-backed securities fared better than their government-issued counterparts as their underlying credit fundamentals continued to improve.

Allocation and Selection Strategies Buoyed Relative Results

The fund outperformed its benchmark on the strength of our emphasis on some of the short-term bond market’s higher yielding sectors, and our security selection strategies within various market sectors further buoyed relative results. Corporate bonds fared particularly well, as we maintained overweighted exposure to BBB-rated and high yield securities, including those issued by the financials sector. Commercial mortgage-backed securities and asset-backed securities backed by automobile-related receivables also performed well compared to market averages.

The fund further benefited from our duration management strategy, including an average duration that was shorter than that of the benchmark. However, this positioning caused the fund to give up some of the current income offered at the longer end of the short-term maturity range, largely offsetting the benefits of a shorter-than-average duration posture.

4

At times during the reporting period, we employed interest rate futures to hedge the fund’s duration management strategy, and we used currency forward contracts to protect against unexpected currency fluctuations affecting the fund’s non-dollar positions in overseas markets.

Finding Opportunities in a Challenging Market Environment

We currently expect the U.S. economic recovery to persist, potentially driving long-term interest rates higher. Nonetheless, in our view, we have continued to identify attractive opportunities in the short-term segments of U.S. and international bond markets, especially in higher yielding market sectors. We have identified a number of securities meeting our investment criteria among investment-grade and high yield corporate bonds, commercial mortgage-backed securities, and asset-backed securities. Conversely, we recently reduced the fund’s exposure to the sovereign debt of developing nations due to concerns regarding the impact of economic downturns on currency values. Finally, we have continued to maintain a relatively short average duration in a rising interest-rate environment.

February 18, 2014

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity. Investing internationally involves special risk, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.The fixed income securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.

The fund may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures reflect the absorption of certain fund expenses pursuant to an agreement by The Dreyfus Corporation which may be terminated after December 1, 2014. Had these expenses not been absorbed, the returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The BofA Merrill Lynch 1-5Year Corporate/Government Index is a market value-weighted index that tracks the performance of publicly placed, non-convertible, fixed-rate, coupon-bearing, investment-grade U.S. domestic debt.
Maturities of the securities range from one to five years. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Short Term Income Fund from August 1, 2013 to January 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended January 31, 2014

	Class D	Class P
Expenses paid per $1,000†	$3.29	$3.55
Ending value (after expenses)	$1,011.00	$1,010.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended January 31, 2014

	Class D	Class P
Expenses paid per $1,000†	$3.31	$3.57
Ending value (after expenses)	$1,021.93	$1,021.68

† Expenses are equal to the fund’s annualized expense ratio of .65% for Class D and .70% for Class P, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
January 31, 2014 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—97.9%	Rate (%)	Date	Amount ($)[a]		Value ($)
Asset-Backed Ctfs./
Auto Receivables—6.1%
Ally Master Owner Trust,
Ser. 2010-4, Cl. A	1.23	8/15/17	780,000	[b]	787,697
AmeriCredit Automobile Receivables
Trust, Ser. 2013-1, Cl. D	2.09	2/8/19	840,000		841,123
AmeriCredit Automobile Receivables
Trust, Ser. 2012-5, Cl. D	2.35	12/10/18	415,000		416,116
AmeriCredit Automobile Receivables
Trust, Ser. 2012-4, Cl. D	2.68	10/9/18	655,000		662,522
AmeriCredit Automobile Receivables
Trust, Ser. 2012-2, Cl. D	3.38	4/9/18	1,200,000		1,249,037
AmeriCredit Automobile Receivables
Trust, Ser. 2012-1, Cl. D	4.72	3/8/18	1,590,000		1,684,956
AmeriCredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	1,310,000		1,398,012
Capital Auto Receivables Asset
Trust, Ser. 2013-1, Cl. D	2.19	9/20/21	440,000		435,212
Exeter Automobile Receivables
Trust, Ser. 2013-2A, Cl. B	3.09	7/16/18	1,250,000	[c]	1,274,568
Santander Drive Auto Receivables
Trust, Ser. 2013-1, Cl. D	2.27	1/15/19	575,000		574,697
Santander Drive Auto Receivables
Trust, Ser. 2012-6, Cl. D	2.52	9/17/18	755,000		764,743
Santander Drive Auto Receivables
Trust, Ser. 2013-2, Cl. D	2.57	3/15/19	1,460,000		1,474,821
Santander Drive Auto Receivables
Trust, Ser. 2012-5, Cl. C	2.70	8/15/18	1,180,000		1,216,257
Santander Drive Auto Receivables
Trust, Ser. 2012-1, Cl. C	3.78	11/15/17	285,000		294,606
Santander Drive Auto Receivables
Trust, Ser. 2011-4, Cl. D	4.74	9/15/17	620,000		654,262
SMART Trust,
Ser. 2013-2US, Cl. A4A	1.18	2/14/19	1,540,000		1,525,832
					15,254,461
Asset-Backed Ctfs./Equipment—.8%
CNH Equipment Trust,
Ser. 2011-A, Cl. A4	2.04	10/17/16	1,850,000		1,871,627

The Fund	7

STATEMENT OF INVESTMENTS (continued) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Asset-Backed Ctfs./
Home Equity Loans—.8%
Citicorp Residential Mortgage
Trust, Ser. 2007-2, Cl. A3	6.08	6/25/37	1,465,552	[b]	1,475,175
First NLC Trust,
Ser. 2005-2, Cl. M1	0.64	9/25/35	420,000	[b]	393,536
					1,868,711
Commercial Mortgage
Pass-Through Ctfs.—3.4%
Banc of America Merrill Lynch
Commercial Mortgage,
Ser. 2004-6, Cl. A5	4.81	12/10/42	85,000		86,209
Banc of America Merrill Lynch
Commercial Mortgage,
Ser. 2005-6, Cl. A4	5.18	9/10/47	895,000	[b]	951,718
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2006-PW12, Cl. AAB	5.69	9/11/38	89,450	[b]	89,484
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PW17, Cl. AAB	5.70	6/11/50	838,851		850,295
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T26, Cl. A4	5.47	1/12/45	600,000	[b]	667,288
Citigroup Commercial Mortgage
Trust, Ser. 2007-C6, Cl. A4	5.71	12/10/49	825,000	[b]	925,513
Commercial Mortgage Trust,
Ser. 2014-CR14, Cl. A2	3.15	2/10/47	1,685,000		1,755,158
Commercial Mortgage Trust,
Ser. 2013-LC13, Cl. C	5.05	8/10/46	415,000	[b,c]	426,761
Hilton USA Trust,
Ser. 2013-HLT, Cl. CFX	3.71	11/5/30	1,145,000	[c]	1,163,382
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2006-CB14, Cl. ASB	5.51	12/12/44	115,180	[b]	119,005
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C13, Cl. B	4.74	11/15/46	975,000	[b]	1,012,166
WFRBS Commercial Mortgage Trust,
Ser. 2013-C17, Cl. A2	2.92	12/15/46	485,000		501,323
					8,548,302

8

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Consumer Discretionary—2.4%
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	7.63	3/15/20	620,000		657,200
Comcast,
Gtd. Notes	5.70	7/1/19	650,000		759,857
Comcast,
Gtd. Notes	5.90	3/15/16	655,000		722,967
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	650,000	[c]	752,086
Daimler Finance North America,
Gtd. Notes	1.25	1/11/16	1,130,000	[c]	1,137,894
Intelsat Jackson Holdings,
Gtd. Notes	7.25	4/1/19	580,000		626,400
Staples,
Sr. Unscd. Notes	2.75	1/12/18	620,000		633,425
Time Warner Cable,
Gtd. Notes	5.85	5/1/17	555,000		610,017
					5,899,846
Consumer Staples—2.8%
ConAgra Foods,
Sr. Unscd. Notes	1.90	1/25/18	1,390,000		1,386,209
CVS Caremark,
Sr. Unscd. Notes	2.25	12/5/18	1,520,000		1,534,259
Lorillard Tobacco,
Gtd. Notes	2.30	8/21/17	940,000		959,146
Pernod-Ricard,
Sr. Unscd. Notes	2.95	1/15/17	650,000	[c]	676,980
Walgreen,
Sr. Unscd. Notes	1.80	9/15/17	750,000		757,737
WM Wrigley Jr.,
Sr. Unscd. Notes	2.00	10/20/17	1,720,000	[c]	1,735,031
					7,049,362
Energy—4.3%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	535,000		615,023
Energy Transfer Partners,
Sr. Unscd. Notes	4.15	10/1/20	1,235,000		1,270,974
EQT,
Sr. Unscd. Notes	8.13	6/1/19	215,000		264,513

The Fund	9

STATEMENT OF INVESTMENTS (continued) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Energy (continued)
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.95	2/15/18	1,371,000		1,572,019
NiSource Finance,
Gtd. Bonds	6.80	1/15/19	1,225,000		1,464,659
Oasis Petroleum,
Gtd. Notes	6.88	3/15/22	775,000	[c]	825,375
Petrobras Global Finance,
Gtd. Notes	3.00	1/15/19	1,330,000		1,256,648
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	6/15/16	595,000		620,799
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	9/25/18	1,130,000		1,163,484
Unit,
Gtd. Notes	6.63	5/15/21	560,000		590,800
Williams Partners,
Sr. Unscd. Notes	3.35	8/15/22	405,000		384,422
Williams Partners,
Sr. Unscd. Notes	4.00	11/15/21	450,000		456,271
Williams Partners,
Sr. Unscd. Notes	7.25	2/1/17	235,000		272,887
					10,757,874
Financial—15.0%
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	760,000	[c]	760,813
ABN AMRO Bank,
Sr. Unscd. Notes	4.25	2/2/17	340,000	[c]	366,997
Ally Financial,
Gtd. Notes	4.63	6/26/15	1,200,000		1,246,445
American International Group,
Sr. Unscd. Notes	6.40	12/15/20	925,000		1,102,130
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	212,000	[b]	236,910
AON,
Gtd. Notes	3.50	9/30/15	695,000		724,636
Bank of America,
Sr. Unscd. Notes	1.28	1/15/19	1,335,000	[b]	1,346,879

10

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Financial (continued)
Bank of America,
Sr. Unscd. Notes	2.60	1/15/19	430,000		432,950
Bank of America,
Sr. Unscd. Notes, Ser. 1	3.75	7/12/16	1,020,000		1,082,644
Bank of America,
Sr. Unscd. Notes	5.65	5/1/18	145,000		165,377
BBVA US Senior,
Bank Gtd. Notes	4.66	10/9/15	1,805,000		1,895,091
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	365,000		388,770
Capital One,
Sr. Unscd. Notes	1.50	3/22/18	1,280,000		1,261,167
CIT Group,
Sr. Unscd. Notes	5.00	5/15/17	555,000		593,850
Citigroup,
Sr. Unscd. Notes	4.45	1/10/17	1,000,000		1,083,802
Citigroup,
Sr. Unscd. Notes	4.75	5/19/15	76,000		79,776
DDR,
Sr. Unscd. Notes	4.75	4/15/18	650,000		707,016
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	575,000		612,525
ERAC USA Finance,
Gtd. Notes	5.90	11/15/15	1,100,000	[c]	1,196,056
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	345,000		378,841
Ford Motor Credit,
Sr. Unscd. Notes	4.21	4/15/16	695,000		740,358
Ford Motor Credit,
Sr. Unscd. Notes	5.00	5/15/18	340,000		377,161
General Electric Capital,
Sr. Unscd. Notes	0.75	1/14/19	1,195,000	[b]	1,197,035
Genworth Holdings,
Gtd. Notes	7.20	2/15/21	1,060,000		1,241,347
Genworth Holdings,
Gtd. Notes	7.70	6/15/20	320,000		387,563

The Fund	11

STATEMENT OF INVESTMENTS (continued) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Financial (continued)
Goldman Sachs Group,
Sr. Unscd. Notes	1.34	11/15/18	1,295,000	[b]	1,299,496
Goldman Sachs Group,
Sr. Unscd. Notes	1.84	11/29/23	1,250,000	[b]	1,268,638
Goldman Sachs Group,
Sr. Unscd. Notes	2.38	1/22/18	625,000		630,274
Goldman Sachs Group,
Sr. Unscd. Notes	3.63	2/7/16	680,000		713,208
Goldman Sachs Group,
Sr. Unscd. Notes	5.75	1/24/22	405,000		458,242
Hartford Financial Services Group,
Sr. Unscd. Notes	4.00	10/15/17	600,000		647,293
Health Care REIT,
Sr. Unscd. Notes	2.25	3/15/18	490,000		492,458
Hyundai Capital Services,
Sr. Unscd. Notes	4.38	7/27/16	400,000	[c]	425,924
International Lease Finance,
Sr. Unscd. Notes	5.75	5/15/16	625,000		671,094
Liberty Mutual Group,
Gtd. Notes	4.95	5/1/22	565,000	[c]	599,442
Morgan Stanley,
Sr. Unscd. Notes	2.13	4/25/18	1,140,000		1,138,764
Morgan Stanley,
Sr. Unscd. Notes	3.80	4/29/16	650,000		687,498
Morgan Stanley,
Sr. Unscd. Notes	4.10	1/26/15	660,000		682,289
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	560,000		632,333
PNC Bank,
Sub. Notes	6.88	4/1/18	600,000		714,429
Principal Life Global Funding II,
Scd. Notes	1.00	12/11/15	1,970,000	[c]	1,977,411
Royal Bank of Scotland Group,
Sr. Unscd. Notes	2.55	9/18/15	725,000		741,824
Royal Bank of Scotland,
Sub. Notes	9.50	3/16/22	1,210,000	[b]	1,417,678

12

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Financial (continued)
Santander US Debt,
Bank Gtd. Notes		3.72	1/20/15	1,925,000	[c]	1,968,062
WEA Finance,
Gtd. Notes		7.13	4/15/18	460,000	[c]	549,021
						37,321,517
Foreign/Governmental—6.1%
Banco Nacional de Desenvolvimento
Economico e Social,
Sr. Unscd. Notes		3.38	9/26/16	650,000	[c]	660,563
Comision Federal de Electricidad,
Sr. Unscd. Notes		4.88	1/15/24	1,230,000	[c]	1,217,700
Ecopetrol,
Sr. Unscd. Notes		5.88	9/18/23	1,235,000		1,287,488
Eurasian Development Bank,
Sr. Unscd. Notes		5.00	9/26/20	1,875,000	[c]	1,912,500
Gazprom,
Sr. Unscd. Notes		4.95	7/19/22	2,000,000	[c]	1,907,500
Hungarian Development Bank,
Govt. Gtd. Notes		6.25	10/21/20	1,375,000	[c]	1,426,563
Indonesia Eximbank,
Sr. Unscd. Notes		3.75	4/26/17	590,000		592,950
Korea Finance,
Sr. Unscd. Notes		2.25	8/7/17	1,200,000		1,209,470
Mexican Government,
Bonds, Ser. M	MXN	8.00	12/7/23	7,000,000		576,395
Peruvian Government,
Sr. Unscd. Notes	PEN	5.20	9/12/23	1,770,000		584,044
Petroleos Mexicanos,
Gtd. Notes		3.50	7/18/18	1,100,000		1,127,500
Petroleos Mexicanos,
Gtd. Notes		4.88	1/24/22	600,000		611,764
Russian Government,
Sr. Unscd. Bonds		3.50	1/16/19	1,600,000	[c]	1,616,000
Russian Government,
Bonds, Ser. 6215	RUB	7.00	8/16/23	20,220,000		529,647
						15,260,084

The Fund	13

STATEMENT OF INVESTMENTS (continued) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Health Care—1.3%
Biomet,
Gtd. Notes	6.50	8/1/20	600,000		642,750
Mylan,
Sr. Unscd. Notes	2.55	3/28/19	1,055,000		1,058,464
Tenet Healthcare,
Sr. Scd. Notes	6.00	10/1/20	555,000	[c]	585,178
WellPoint,
Sr. Unscd. Notes	1.25	9/10/15	835,000		842,751
					3,129,143
Industrial—.4%
Waste Management,
Gtd. Notes	6.38	3/11/15	725,000		769,546
Xerox,
Sr. Unscd. Notes	5.63	12/15/19	215,000		242,633
					1,012,179
Information Technology—.3%
Hewlett-Packard,
Sr. Unscd. Notes	2.13	9/13/15	405,000		413,316
Hewlett-Packard,
Sr. Unscd. Notes	4.30	6/1/21	345,000		352,800
					766,116
Materials—1.8%
ArcelorMittal,
Sr. Unscd. Notes	4.25	3/1/16	605,000	[b]	627,688
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes	2.15	3/1/17	620,000		630,082
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes	3.55	3/1/22	1,340,000		1,284,340
INEOS Finance,
Sr. Scd. Notes	7.50	5/1/20	580,000	[c]	636,550
Vale Overseas,
Gtd. Notes	4.38	1/11/22	650,000		630,368
Vale Overseas,
Gtd. Notes	6.25	1/23/17	600,000		668,400
					4,477,428

14

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Municipal Bonds—.2%
Puerto Rico Electric Power
Authority, Power Revenue	5.75	7/1/36	915,000		587,512
Residential Mortgage
Pass-Through Ctfs.—.1%
Credit Suisse First Boston
Mortgage Securities,
Ser. 2004-7, Cl. 6A1	5.25	10/25/19	157,535		160,155
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	2.43	12/25/34	167,894	[b]	163,899
					324,054
Telecommunication
Services—2.8%
AT&T,
Sr. Unscd. Notes	1.15	11/27/18	1,045,000	[b]	1,057,036
Cellco Partnership/Verizon
Wireless Capital,
Sr. Unscd. Notes	8.50	11/15/18	465,000		595,644
Digicel,
Sr. Unscd. Notes	6.00	4/15/21	645,000	[c]	627,263
SBA Tower Trust,
Mortgage Bonds	3.60	4/15/43	1,280,000	[c]	1,257,309
Telefonica Emisiones,
Gtd. Notes	5.46	2/16/21	855,000		928,987
Verizon Communications,
Sr. Unscd. Notes	3.65	9/14/18	1,795,000		1,911,557
West,
Gtd. Notes	7.88	1/15/19	580,000		627,125
					7,004,921
U.S. Government Agencies—2.1%
Federal National Mortgage
Association, Notes	0.88	8/28/17	5,100,000		5,073,613
U.S. Government Agencies/
Mortgage-Backed—.1%
Federal Home Loan Mortgage Corp.:
6.50%, 6/1/32			569	[d]	637

The Fund	15

STATEMENT OF INVESTMENTS (continued) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
U.S. Government Agencies/
Mortgage-Backed (continued)
Federal National Mortgage Association:
Gtd. Pass-Through Ctfs.,
REMIC, Ser. 2003-49,
Cl. JE, 3.00%, 4/25/33			103,712	[d]	107,512
Government National
Mortgage Association II:
7.00%, 12/20/30—4/20/31			9,285		11,085
7.50%, 11/20/29—12/20/30			8,937		10,405
					129,639
U.S. Government Securities—45.8%
U.S. Treasury Notes:
0.13%, 12/31/14			33,840,000		33,840,000
0.25%, 12/31/15			3,085,000	[e]	3,081,625
0.75%, 1/15/17			55,610,000	[e]	55,725,113
1.25%, 3/15/14			4,480,000		4,485,775
1.25%, 4/15/14			16,850,000		16,889,496
					114,022,009
Utilities—1.3%
Duke Energy Carolinas,
First Mortgage Bonds	5.10	4/15/18	800,000		908,894
Enel,
Sub. Bonds	8.75	9/24/73	300,000	[b,c]	326,250
Exelon Generation,
Sr. Unscd. Notes	6.20	10/1/17	515,000		582,978
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	724,000		814,565
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	435,000		489,511
					3,122,198
Total Bonds and Notes
(cost $241,192,077)					243,480,596

Short-Term Investments—.1%
U.S. Treasury Bills;
0.04%, 6/12/14
(cost $349,943)			350,000	[f]	349,951

16

Other Investment—.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,496,881)	1,496,881 [g]	1,496,881

Total Investments (cost $243,038,901)	98.6%	245,327,428
Cash and Receivables (Net)	1.4%	3,481,002
Net Assets	100.0%	248,808,430

REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit

a Principal amount stated in U.S. Dollars unless otherwise noted.
MXN—Mexican New Peso
PEN—Peruvian New Sol
RUB—Russian Ruble
b Variable rate security—interest rate subject to periodic change.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At January 31, 2014, these securities were valued at $28,009,179 or 11.3% of net assets.
d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
e Security, or portion thereof, on loan.At January 31, 2014, the value of the fund’s securities on loan was
$58,806,738 and the value of the collateral held by the fund was $60,004,296, consisting of U.S. Government &
Agency securities.
f Held by or on behalf of a counterparty for open financial futures contracts.
g Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
U.S. Government & Agencies/		Commercial Mortgage-Backed	3.4
Mortgage Backed	48.0	Short-Term/Money Market Investment	.7
Corporate Bonds	32.4	Municipal Bonds	.2
Asset-Backed	7.7	Residential Mortgage-Backed	.1
Foreign/Governmental	6.1		98.6

† Based on net assets.
See notes to financial statements.

The Fund	17

STATEMENT OF FINANCIAL FUTURES
January 31, 2014 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2014 ($)
Financial Futures Long
U.S. Treasury 2 Year Notes	233	51,306,600	March 2014	3,209
Financial Futures Short
U.S. Treasury 10 Year Notes	209	(26,281,750)	March 2014	(192,609)
Gross Unrealized Appreciation				3,209
Gross Unrealized Depreciation				(192,609)

See notes to financial statements.

18

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $58,806,738)—Note 1(c):
Unaffiliated issuers	241,542,020	243,830,547
Affiliated issuers	1,496,881	1,496,881
Cash		82,323
Cash denominated in foreign currencies	21,752	21,169
Receivable for investment securities sold		2,662,671
Dividend, interest and securities lending income receivable		1,181,758
Receivable for shares of Common Stock subscribed		24,674
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		17,377
Prepaid expenses		31,718
		249,349,118
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		135,149
Payable for shares of Common Stock redeemed		148,907
Payable for investment securities purchased		104,459
Payable for futures variation margin—Note 4		54,853
Accrued expenses		97,320
		540,688
Net Assets ($)		248,808,430
Composition of Net Assets ($):
Paid-in capital		281,021,389
Accumulated distributions in excess of investment income—net		(609,213)
Accumulated net realized gain (loss) on investments		(33,718,058)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions [including ($189,400)
net unrealized depreciation on financial futures]		2,114,312
Net Assets ($)		248,808,430

Net Asset Value Per Share
	Class D	Class P
Net Assets ($)	248,257,389	551,041
Shares Outstanding	23,345,164	51,731
Net Asset Value Per Share ($)	10.63	10.65

See notes to financial statements.

The Fund	19

STATEMENT OF OPERATIONS
Six Months Ended January 31, 2014 (Unaudited)

Investment Income ($):
Income:
Interest	2,478,646
Income from securities lending—Note 1(c)	23,728
Dividends;
Affiliated issuers	1,969
Total Income	2,504,343
Expenses:
Management fee—Note 3(a)	632,670
Shareholder servicing costs—Note 3(b)	356,867
Professional fees	32,464
Prospectus and shareholders’ reports	25,484
Registration fees	18,681
Custodian fees—Note 3(b)	9,526
Directors’ fees and expenses—Note 3(c)	4,411
Loan commitment fees—Note 2	891
Miscellaneous	25,677
Total Expenses	1,106,671
Less—reduction in expenses due to undertaking—Note 3(a)	(282,952)
Less—reduction in fees due to earnings credits—Note 3(b)	(179)
Net Expenses	823,540
Investment Income—Net	1,680,803
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(1,233,113)
Net realized gain (loss) on options transactions	(69,564)
Net realized gain (loss) on financial futures	533,362
Net realized gain (loss) on forward foreign currency exchange contracts	66,220
Net Realized Gain (Loss)	(703,095)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	2,166,796
Net unrealized appreciation (depreciation) on options transactions	150,603
Net unrealized appreciation (depreciation) on financial futures	(584,650)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	17,377
Net Unrealized Appreciation (Depreciation)	1,750,126
Net Realized and Unrealized Gain (Loss) on Investments	1,047,031
Net Increase in Net Assets Resulting from Operations	2,727,834

See notes to financial statements.

20

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2014	Year Ended
	(Unaudited)	July 31, 2013
Operations ($):
Investment income—net	1,680,803	3,806,009
Net realized gain (loss) on investments	(703,095)	3,282,746
Net unrealized appreciation
(depreciation) on investments	1,750,126	(3,162,172)
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,727,834	3,926,583
Dividends to Shareholders from ($):
Investment income—net:
Class D	(2,533,474)	(5,523,790)
Class P	(6,714)	(22,909)
Net realized gain on investments:
Class D	(210,433)	(548,030)
Class P	(424)	(2,446)
Total Dividends	(2,751,045)	(6,097,175)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class D	30,656,418	64,260,089
Class P	54,366	200,938
Dividends reinvested:
Class D	2,537,375	5,487,581
Class P	5,545	14,310
Cost of shares redeemed:
Class D	(35,083,072)	(68,262,224)
Class P	(312,774)	(559,831)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(2,142,142)	1,140,863
Total Increase (Decrease) in Net Assets	(2,165,353)	(1,029,729)
Net Assets ($):
Beginning of Period	250,973,783	252,003,512
End of Period	248,808,430	250,973,783
Undistributed (distribution in excess of)
investment income—net	(609,213)	250,172

The Fund	21

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	January 31, 2014	Year Ended
	(Unaudited)	July 31, 2013
Capital Share Transactions:
Class D
Shares sold	2,883,070	5,975,201
Shares issued for dividends reinvested	238,397	510,413
Shares redeemed	(3,299,220)	(6,352,939)
Net Increase (Decrease) in Shares Outstanding	(177,753)	132,675
Class P
Shares sold	5,101	18,634
Shares issued for dividends reinvested	520	1,330
Shares redeemed	(29,296)	(51,975)
Net Increase (Decrease) in Shares Outstanding	(23,675)	(32,011)

See notes to financial statements.

22

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
January 31, 2014				Year Ended July 31,
Class D Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	10.64		10.72	10.76	10.78	10.34	10.33
Investment Operations:
Investment income—net[a]	.07		.16	.14	.23	.32	.42
Net realized and unrealized
gain (loss) on investments	.04		.02	.05	.06	.51	.03
Total from Investment Operations	.11		.18	.19	.29	.83	.45
Distributions:
Dividends from
investment income—net	(.11)		(.24)	(.23)	(.31)	(.39)	(.44)
Dividends from net realized
gain on investments	(.01)		(.02)	—	—	—	—
Total Distributions	(.12)		(.26)	(.23)	(.31)	(.39)	(.44)
Net asset value, end of period	10.63		10.64	10.72	10.76	10.78	10.34
Total Return (%)	1.10	[b]	1.60	1.80	2.67	8.12	4.66
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.87	[c]	.89	.90	.90	.90	.95
Ratio of net expenses
to average net assets	.65	[c]	.69	.90	.90	.90	.95
Ratio of net investment income
to average net assets	1.33	[c]	1.52	1.33	2.11	3.00	4.25
Portfolio Turnover Rate	113.06[b] 109.51[d] 173.05[d]				118.74	90.03	99.46 [d]
Net Assets, end of period
($ x 1,000)	248,257		250,171	250,850	261,652	256,259	199,863

a Based on average shares outstanding at each month end.
b Not annualized.
c Annualized.
d The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended July 31, 2013, 2012 and 2009 were 106.46%,160.80% and 98.62%, respectively.

See notes to financial statements.

The Fund	23

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
January 31, 2014				Year Ended July 31,
Class P Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	10.65		10.74	10.77	10.79	10.36	10.34
Investment Operations:
Investment income—net[a]	.07		.16	.14	.23	.32	.42
Net realized and unrealized
gain (loss) on investments	.04		.00 [b]	.06	.05	.50	.04
Total from Investment Operations	.11		.16	.20	.28	.82	.46
Distributions:
Dividends from
investment income—net	(.10)		(.23)	(.23)	(.30)	(.39)	(.44)
Dividends from net realized
gain on investments	(.01)		(.02)	—	—	—	—
Total Distributions	(.11)		(.25)	(.23)	(.30)	(.39)	(.44)
Net asset value, end of period	10.65		10.65	10.74	10.77	10.79	10.36
Total Return (%)	1.03	[c]	1.56	1.85	2.65	8.10	4.66
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.00	[d]	.93	.95	.93	.93	.96
Ratio of net expenses
to average net assets	.70	[d]	.74	.95	.93	.93	.96
Ratio of net investment income
to average net assets	1.29	[d]	1.50	1.30	2.09	2.97	4.24
Portfolio Turnover Rate	113.06[c] 109.51[e] 173.05[e]				118.74	90.03	99.46 [e]
Net Assets, end of period
($ x 1,000)	551		803	1,153	1,047	1,478	1,350

a Based on average shares outstanding at each month end.
b Amount represents less than $.01 per share.
c Not annualized.
d Annualized.
e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended July 31, 2013, 2012 and 2009 were 106.46%,160.80% and 98.62%, respectively.

See notes to financial statements.

24

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Short Term Income Fund (the “fund”) is a separate non-diversified series of Dreyfus Investment Grade Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective seeks to maximize total return, consisting of capital appreciation and current income.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.The fund is authorized to issue 800 million shares of $.001 par value Common Stock.The fund currently offers two classes of shares: Class D (500 million shares authorized) and Class P (300 million shares authorized). Class D and Class P shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

26

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of January 31, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	18,994,799	—	18,994,799

28

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($) (continued)
Investments in
Securities (continued):
Commercial
Mortgage-Backed	—	8,548,302	—	8,548,302
Corporate Bonds†	—	80,540,584	—	80,540,584
Foreign Government	—	15,260,084	—	15,260,084
Municipal Bonds	—	587,512	—	587,512
Mutual Funds	1,496,881	—	—	1,496,881
Residential
Mortgage-Backed	—	324,054	—	324,054
U.S. Government
Agencies/
Mortgage-Backed	—	5,203,252	—	5,203,252
U.S. Treasury	—	114,371,960	—	114,371,960
Other Financial
Instruments:
Financial Futures††	3,209	—	—	3,209
Forward Foreign
Currency Exchange
Contracts††	—	17,377	—	17,377
Liabilities ($)
Other Financial
Instruments:
Financial Futures††	(192,609)	—	—	(192,609)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

At January 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended January 31, 2014, The Bank of New York Mellon earned $4,738 from lending portfolio securities, pursuant to the securities lending agreement.

30

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended January 31, 2014 were as follows:

Affiliated
Investment	Value				Value		Net
Company	7/31/2013	($)	Purchases ($)	Sales ($)	1/31/2014	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	3,479,063		86,119,390	88,101,572	1,496,881.6

(e) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended January 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended January 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended July 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $30,755,910 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to July 31, 2013. If not applied, $8,634,655 of the carryover expires in fiscal year 2014, $7,342,005 expires in fiscal year 2015, $4,178,299 expires in fiscal year 2016, $5,740,844 expires in fiscal year 2017 and $4,860,107 expires in fiscal year 2018.

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2013 was as follows: ordinary income $6,097,175. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms

32

of the respective Facility at the time of borrowing. During the period ended January 31, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has contractually agreed, from August 1, 2013 through December 1, 2014, to waive receipt of its fees and/or assume the expenses of the fund, so that the expenses of none of the classes (excluding Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .45% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $282,952 during the period ended January 31, 2014.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .20% of the value of the average daily net assets of Class D shares and .25% of the value of the average daily net assets of Class P shares for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2014, Class D and Class P shares were charged, $252,360 and $885, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund.The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended January 31, 2014, the fund was charged $53,946 for transfer agency services and $2,407 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $179.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended January 31, 2014, the fund was charged $9,526 pursuant to the custody agreement.

The fund compensated The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement that was in effect until September 30, 2013 and, beginning October 1, 2013, compensates The Bank of New York Mellon for processing shareholder redemption drafts under a shareholder draft processing agreement. During the period ended January 31, 2014, the fund was charged $1,427 pursuant to the agreements, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended January 31, 2014, the fund was charged $4,585 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $105,887, Shareholder Services Plan fees $42,378, custodian fees

34

$10,561, Chief Compliance Officer fees $3,023 and transfer agency fees $24,180, which are offset against an expense reimbursement currently in effect in the amount of $50,880.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, financial futures, options transactions and forward contracts, during the period ended January 31, 2014, amounted to $278,139,110 and $280,865,381, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended January 31, 2014 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at January 31, 2014 are set forth in the Statement of Financial Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates or as a substitute for an investment.The fund is subject to market risk and interest rate risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

36

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.The Statement of Operations reflects the following: any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. At January 31, 2014, there were no options written outstanding.

The following summarizes the fund’s call/put options written during the period ended January 31, 2014:

	Face Amount		Options Terminated
	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain (Loss) ($)
Contracts outstanding
July 31, 2013	6,310,000	194,191
Contracts written	12,240,000	114,568
Contracts terminated:
Contracts closed	6,310,000	194,191	327,489	(133,298)
Contracts expired	12,240,000	114,568	—	114,568
Total contracts
terminated	18,550,000	308,759	327,489	(18,730)
Contracts Outstanding
January 31, 2014	—	—

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract.The following summarizes open forward contracts at January 31, 2014:

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	Appreciation ($)
Sales:
Russian Ruble,
Expiring
2/28/2014 [a]	20,200,000	588,849	571,472	17,377

Counterparty:
a JP Morgan Chase Bank

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of January 31, 2014 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk[1]	3,209	Interest rate risk[1]	(192,609)
Foreign exchange risk[2]	17,377
Gross fair value of
derivatives contracts	20,586		(192,609)

Statement of Assets and Liabilities location:
1	Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Unrealized appreciation on forward foreign currency exchange contracts.

38

The effect of derivative instruments in the Statement of Operations during the period ended January 31, 2014 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)

	Financial	Options	Forward
Underlying risk	Futures[3]	Transactions[4]	Contracts[5]	Total
Interest rate	533,362	(69,564)	—	463,798
Foreign exchange	—	—	66,220	66,220
Total	533,362	(69,564)	66,220	530,018

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
	Financial	Options	Forward
Underlying risk	Futures[6]	Transactions[7]	Contracts[8]	Total
Interest rate	(584,650)	150,603	—	(434,047)
Foreign exchange	—	—	17,377	17,377
Total	(584,650)	150,603	17,377	(416,670)

Statement of Operations location:
3	Net realized gain (loss) on financial futures.
4	Net realized gain (loss) on options transactions.
5	Net realized gain (loss) on forward foreign currency exchange contracts.
6	Net unrealized appreciation (depreciation) on financial futures.
7	Net unrealized appreciation (depreciation) on options transactions.
8	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

In December 2011, with clarification in January 2013, FASB issued guidance that expands disclosure requirements with respect to the offsetting of certain assets and liabilities.The fund adopted these disclosure provisions during the current reporting period.These disclosures are required for certain investments, including derivative financial instruments subject to master netting arrangements (“MNA”) or similar agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to MNA in the Statement of Assets and Liabilities.

The Fund	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At January 31, 2014, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)
Forward contracts	17,377
Total gross amount of derivative assets
and liabilities in the Statement of
Assets and Liabilities	17,377
Derivatives not subject to MNA or
similar agreements	—
Total gross amount of assets and
liabilities subject to MNA or
similar agreements	17,377

The following tables present derivative assets and liabilities net of amounts available for offsetting under MNA and net of related collateral received or pledged, if any, as of January 31, 2014:

Gross Amounts Not Offset in the Statement of Assets and Liabilities†

Financial
Instruments
and
		Derivatives	Securities	Cash
	Gross Amount of	Available	Collateral	Collateral	Net Amount
Counterparty	Assets ($)[1]	for Offset ($)	Received ($)[2]	Received ($)[2]	of Assets ($)
JP Morgan
Chase Bank	17,377	—	—	—	17,377

1	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
†	See Statement of Investments for detailed information regarding collateral held for open financial futures contracts.

The following summarizes the average market value of derivatives outstanding during the period ended January 31, 2014:

Average Market Value ($)
Interest rate financial futures	65,644,181
Interest rate options contracts	375,855
Forward contracts	1,793,356

40

At January 31, 2014, accumulated net unrealized appreciation on investments was $2,288,527, consisting of $2,933,017 gross unrealized appreciation and $644,490 gross unrealized depreciation.

At January 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	41

PROXY RESULTS (Unaudited)

The Company held a special meeting of shareholders on December 6, 2013. The proposal considered at the meeting, and the results, are as follows:

		Shares
	Votes For		Authority Withheld
To elect additional Board Members:
Gordon J. Davis†	92,164,189		2,736,931
Isabel P. Dunst†	92,226,441		2,674,679
Robin A. Melvin†	92,297,291		2,603,829
Roslyn M. Watson†	92,350,150		2,550,970

† Each of the above Board Members were duly elected by shareholders at the fund’s December 6, 2013 shareholder
meeting.The election of Isabel P. Dunst, Robin A. Melvin and Roslyn M.Watson became effective January 1, 2014.
Gordon J. Davis was an existing Board member previously having been elected by the Company’s Board. In addition, Joseph S. DiMartino,Whitney I. Gerard, Nathan Leventhal and Benaree Pratt Wiley continue as Board
Members of the Company.

42

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Grade Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	March 25, 2014

By: /s/ James Windels
James Windels, Treasurer
Date:	March 25, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)